UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: March 31, 2016

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust II

Schedule of Portfolio Investments as of March 31, 2016

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2016.

JPMorgan Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.0%
		Consumer Discretionary — 10.2%
		Distributors — 1.0%
1,064		Genuine Parts Co.	105,740

		Hotels, Restaurants & Leisure — 1.3%
1,395		Brinker International, Inc.	64,109
1,028		Wyndham Worldwide Corp.	78,596

			142,705

		Media — 2.4%
1,093		Cinemark Holdings, Inc.	39,147
1,649		Comcast Corp., Class A	100,741
1,829		Time Warner, Inc.	132,698

			272,586

		Multiline Retail — 0.8%
1,116		Target Corp.	91,829

		Specialty Retail — 3.7%
1,615		Best Buy Co., Inc.	52,403
1,321		Home Depot, Inc. (The)	176,269
1,136		L Brands, Inc.	99,761
1,181		Tiffany & Co.	86,658

			415,091

		Textiles, Apparel & Luxury Goods — 1.0%
1,738		V.F. Corp.	112,580

		Total Consumer Discretionary	1,140,531

		Consumer Staples — 9.8%
		Beverages — 3.2%
1,538		Coca-Cola Co. (The)	71,346
1,535		Coca-Cola Enterprises, Inc.	77,861
1,023		Dr. Pepper Snapple Group, Inc.	91,495
593		Molson Coors Brewing Co., Class B	57,032
648		PepsiCo., Inc.	66,414

			364,148

		Food Products — 1.3%
168		Hershey Co. (The)	15,483
328		Kraft Heinz Co. (The)	25,754
2,649		Mondelez International, Inc., Class A	106,273

			147,510

		Household Products — 2.1%
886		Kimberly-Clark Corp.	119,226
1,351		Procter & Gamble Co. (The)	111,189

			230,415

		Tobacco — 3.2%
3,846		Altria Group, Inc.	241,020
1,205		Philip Morris International, Inc.	118,258

			359,278

		Total Consumer Staples	1,101,351

		Energy — 8.2%
		Energy Equipment & Services — 0.6%
881		Schlumberger Ltd.	65,004

		Oil, Gas & Consumable Fuels — 7.6%
—	(h)	California Resources Corp. (a)	—	(h)
1,890		Chevron Corp.	180,264
1,468		Columbia Pipeline Group, Inc.	36,835
1,915		ConocoPhillips	77,118
3,564		Exxon Mobil Corp.	297,903
3,192		Occidental Petroleum Corp.	218,395
678		Valero Energy Corp.	43,474

			853,989

		Total Energy	918,993

		Financials — 27.8%
		Banks — 8.6%
3,148		BB&T Corp.	104,742
820		Cullen/Frost Bankers, Inc.	45,216
431		M&T Bank Corp.	47,873
2,562		PNC Financial Services Group, Inc. (The)	216,672
2,880		U.S. Bancorp	116,919
9,059		Wells Fargo & Co.	438,086

			969,508

		Capital Markets — 4.4%
447		Ameriprise Financial, Inc.	42,015
664		BlackRock, Inc.	226,072
1,466		Northern Trust Corp.	95,510
1,696		T. Rowe Price Group, Inc.	124,553

			488,150

		Consumer Finance — 1.2%
1,196		Capital One Financial Corp.	82,870
1,104		Discover Financial Services	56,240

			139,110

		Diversified Financial Services — 2.3%
2,086		CME Group, Inc.	200,371
544		McGraw Hill Financial, Inc.	53,875

			254,246

		Insurance — 7.7%
1,244		Arthur J. Gallagher & Co.	55,317
769		Chubb Ltd., (Switzerland)	91,626
742		Cincinnati Financial Corp.	48,482
3,695		Hartford Financial Services Group, Inc. (The)	170,275

JPMorgan Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Insurance — continued
2,726	MetLife, Inc.	119,759
1,302	Progressive Corp. (The)	45,739
1,188	Prudential Financial, Inc.	85,773
1,942	Travelers Cos., Inc. (The)	226,694
529	Validus Holdings Ltd., (Bermuda)	24,942

		868,607

	Real Estate Investment Trusts (REITs) — 3.6%
436	Alexandria Real Estate Equities, Inc.	39,589
489	AvalonBay Communities, Inc.	92,946
558	Boston Properties, Inc.	70,866
1,842	HCP, Inc.	60,021
653	Simon Property Group, Inc.	135,672

		399,094

	Total Financials	3,118,715

	Health Care — 11.2%
	Biotechnology — 0.3%
376	Gilead Sciences, Inc.	34,512

	Health Care Equipment & Supplies — 2.1%
1,932	Abbott Laboratories	80,803
1,037	Becton, Dickinson and Co.	157,495

		238,298

	Pharmaceuticals — 8.8%
957	AbbVie, Inc.	54,679
2,028	Bristol-Myers Squibb Co.	129,551
1,561	Eli Lilly & Co.	112,439
2,584	Johnson & Johnson	279,555
3,839	Merck & Co., Inc.	203,101
6,987	Pfizer, Inc.	207,086

		986,411

	Total Health Care	1,259,221

	Industrials — 9.6%
	Aerospace & Defense — 2.9%
551	General Dynamics Corp.	72,370
1,402	Honeywell International, Inc.	157,085
964	United Technologies Corp.	96,542

		325,997

	Air Freight & Logistics — 0.5%
506	United Parcel Service, Inc., Class B	53,400

	Commercial Services & Supplies — 0.8%
1,825	Republic Services, Inc.	86,946

	Industrial Conglomerates — 1.2%
841	3M Co.	140,094

	Machinery — 2.9%
1,731	Illinois Tool Works, Inc.	177,319
1,330	PACCAR, Inc.	72,743
157	Snap-on, Inc.	24,716
488	Stanley Black & Decker, Inc.	51,391

		326,169

	Road & Rail — 1.3%
797	Norfolk Southern Corp.	66,384
940	Union Pacific Corp.	74,749

		141,133

	Total Industrials	1,073,739

	Information Technology — 9.6%
	IT Services — 2.3%
647	Accenture plc, (Ireland), Class A	74,690
808	Automatic Data Processing, Inc.	72,459
1,687	Fidelity National Information Services, Inc.	106,813

		253,962

	Semiconductors & Semiconductor Equipment — 3.5%
1,597	Analog Devices, Inc.	94,507
1,235	KLA-Tencor Corp.	89,906
1,288	QUALCOMM, Inc.	65,887
2,491	Texas Instruments, Inc.	143,009

		393,309

	Software — 1.6%
3,344	Microsoft Corp.	184,676

	Technology Hardware, Storage & Peripherals — 2.2%
2,290	Apple, Inc.	249,610

	Total Information Technology	1,081,557

	Materials — 3.7%
	Chemicals — 3.5%
261	Airgas, Inc.	37,003
1,311	E.I. du Pont de Nemours & Co.	83,011
224	International Flavors & Fragrances, Inc.	25,509
923	PPG Industries, Inc.	102,924
775	Praxair, Inc.	88,649
1,102	RPM International, Inc.	52,147

		389,243

	Containers & Packaging — 0.2%
561	WestRock Co.	21,907

	Total Materials	411,150

	Telecommunication Services — 1.7%
	Diversified Telecommunication Services — 1.7%
3,579	Verizon Communications, Inc.	193,560

JPMorgan Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Utilities — 5.2%
	Electric Utilities — 3.0%
1,833	Edison International	131,758
747	NextEra Energy, Inc.	88,396
2,715	Xcel Energy, Inc.	113,524

		333,678

	Multi-Utilities — 2.2%
2,849	CMS Energy Corp.	120,915
196	DTE Energy Co.	17,740
2,832	NiSource, Inc.	66,731
469	Sempra Energy	48,780

		254,166

	Total Utilities	587,844

	Total Common Stocks (Cost $9,194,005)	10,886,661

Short-Term Investment — 2.6%
	Investment Company — 2.6%
295,268	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.370% (b) (l) (Cost $295,268)	295,268

	Total Investments — 99.6% (Cost $9,489,273)	11,181,929
	Other Assets in Excess of Liabilities — 0.4%	50,004

	NET ASSETS — 100.0%	$11,231,933

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,914,211
Aggregate gross unrealized depreciation	(221,555)

Net unrealized appreciation/depreciation	$1,692,656

Federal income tax cost of investments	$9,489,273

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

JPMorgan Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$11,181,929	$—	$—	$11,181,929

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2016.

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 100.0%
	Consumer Discretionary — 12.9%
	Auto Components — 0.4%
19	BorgWarner, Inc.	724
24	Delphi Automotive plc, (United Kingdom)	1,796
23	Goodyear Tire & Rubber Co. (The)	760
56	Johnson Controls, Inc.	2,180

		5,460

	Automobiles — 0.6%
336	Ford Motor Co.	4,541
121	General Motors Co.	3,811
16	Harley-Davidson, Inc.	815

		9,167

	Distributors — 0.1%
13	Genuine Parts Co.	1,282

	Diversified Consumer Services — 0.0% (g)
20	H&R Block, Inc.	538

	Hotels, Restaurants & Leisure — 1.9%
39	Carnival Corp.	2,052
3	Chipotle Mexican Grill, Inc. (a)	1,221
10	Darden Restaurants, Inc.	660
16	Marriott International, Inc., Class A	1,167
78	McDonald’s Corp.	9,777
15	Royal Caribbean Cruises Ltd.	1,202
128	Starbucks Corp.	7,613
15	Starwood Hotels & Resorts Worldwide, Inc.	1,215
10	Wyndham Worldwide Corp.	742
7	Wynn Resorts Ltd.	656
35	Yum! Brands, Inc.	2,886

		29,191

	Household Durables — 0.4%
28	D.R. Horton, Inc.	858
10	Garmin Ltd., (Switzerland)	406
6	Harman International Industries, Inc.	546
12	Leggett & Platt, Inc.	567
16	Lennar Corp., Class A	751
5	Mohawk Industries, Inc. (a)	1,048
23	Newell Rubbermaid, Inc.	1,021
27	PulteGroup, Inc.	513
7	Whirlpool Corp.	1,202

		6,912

	Internet & Catalog Retail — 2.0%
33	Amazon.com, Inc. (a)	19,775
10	Expedia, Inc.	1,102
37	Netflix, Inc. (a)	3,776
4	Priceline Group, Inc. (The) (a)	5,518
10	TripAdvisor, Inc. (a)	653

		30,824

	Leisure Products — 0.1%
10	Hasbro, Inc.	776
29	Mattel, Inc.	986

		1,762

	Media — 3.1%
19	Cablevision Systems Corp., Class A	634
36	CBS Corp. (Non-Voting), Class B	2,005
210	Comcast Corp., Class A	12,821
13	Discovery Communications, Inc., Class A (a)	371
21	Discovery Communications, Inc., Class C (a)	554
35	Interpublic Group of Cos., Inc. (The)	796
33	News Corp., Class A	419
9	News Corp., Class B	123
21	Omnicom Group, Inc.	1,720
8	Scripps Networks Interactive, Inc., Class A	536
19	TEGNA, Inc.	445
24	Time Warner Cable, Inc.	5,001
68	Time Warner, Inc.	4,946
97	Twenty-First Century Fox, Inc., Class A	2,693
37	Twenty-First Century Fox, Inc., Class B	1,049
30	Viacom, Inc., Class B	1,234
130	Walt Disney Co. (The)	12,861

		48,208

	Multiline Retail — 0.7%
25	Dollar General Corp.	2,149
20	Dollar Tree, Inc. (a)	1,671
16	Kohl’s Corp.	763
27	Macy’s, Inc.	1,180
11	Nordstrom, Inc.	634
52	Target Corp.	4,275

		10,672

	Specialty Retail — 2.7%
6	Advance Auto Parts, Inc.	1,014
6	AutoNation, Inc. (a)	298
3	AutoZone, Inc. (a)	2,076

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Specialty Retail — continued
14	Bed Bath & Beyond, Inc. (a)	701
24	Best Buy Co., Inc.	788
17	CarMax, Inc. (a)	863
9	GameStop Corp., Class A	287
20	Gap, Inc. (The)	574
109	Home Depot, Inc. (The)	14,596
22	L Brands, Inc.	1,930
79	Lowe’s Cos., Inc.	5,981
8	O’Reilly Automotive, Inc. (a)	2,295
35	Ross Stores, Inc.	2,023
7	Signet Jewelers Ltd.	851
56	Staples, Inc.	614
10	Tiffany & Co.	706
58	TJX Cos., Inc. (The)	4,526
12	Tractor Supply Co.	1,044
7	Urban Outfitters, Inc. (a)	248

		41,415

	Textiles, Apparel & Luxury Goods — 0.9%
24	Coach, Inc.	961
34	Hanesbrands, Inc.	958
15	Michael Kors Holdings Ltd., (United Kingdom) (a)	882
116	NIKE, Inc., Class B	7,159
7	PVH Corp.	700
5	Ralph Lauren Corp.	483
16	Under Armour, Inc., Class A (a)	1,329
29	V.F. Corp.	1,897

		14,369

	Total Consumer Discretionary	199,800

	Consumer Staples — 10.4%
	Beverages — 2.4%
9	Brown-Forman Corp., Class B	854
336	Coca-Cola Co. (The)	15,596
18	Coca-Cola Enterprises, Inc.	916
15	Constellation Brands, Inc., Class A	2,293
16	Dr. Pepper Snapple Group, Inc.	1,445
16	Molson Coors Brewing Co., Class B	1,525
13	Monster Beverage Corp. (a)	1,728
125	PepsiCo, Inc.	12,780

		37,137

	Food & Staples Retailing — 2.4%
38	Costco Wholesale Corp.	5,979
95	CVS Health Corp.	9,831
84	Kroger Co. (The)	3,217
45	Sysco Corp.	2,117
74	Walgreens Boots Alliance, Inc.	6,272
135	Wal-Mart Stores, Inc.	9,271
28	Whole Foods Market, Inc.	871

		37,558

	Food Products — 1.7%
51	Archer-Daniels-Midland Co.	1,865
16	Campbell Soup Co.	990
37	ConAgra Foods, Inc.	1,671
51	General Mills, Inc.	3,243
12	Hershey Co. (The)	1,140
23	Hormel Foods Corp.	1,008
10	JM Smucker Co. (The)	1,341
22	Kellogg Co.	1,665
51	Kraft Heinz Co. (The)	4,030
10	McCormick & Co., Inc. (Non-Voting)	990
16	Mead Johnson Nutrition Co.	1,367
135	Mondelez International, Inc., Class A	5,430
25	Tyson Foods, Inc., Class A	1,686

		26,426

	Household Products — 2.0%
11	Church & Dwight Co., Inc.	1,032
11	Clorox Co. (The)	1,408
77	Colgate-Palmolive Co.	5,442
31	Kimberly-Clark Corp.	4,188
229	Procter & Gamble Co. (The)	18,837

		30,907

	Personal Products — 0.1%
19	Estee Lauder Cos., Inc. (The), Class A	1,806

	Tobacco — 1.8%
169	Altria Group, Inc.	10,585
134	Philip Morris International, Inc.	13,115
71	Reynolds American, Inc.	3,593

		27,293

	Total Consumer Staples	161,127

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Energy — 6.8%
		Energy Equipment & Services — 1.0%
38		Baker Hughes, Inc.	1,656
17		Cameron International Corp. (a)	1,109
6		Diamond Offshore Drilling, Inc.	121
20		FMC Technologies, Inc. (a)	536
74		Halliburton Co.	2,645
9		Helmerich & Payne, Inc.	547
32		National Oilwell Varco, Inc.	1,008
108		Schlumberger Ltd.	7,974
30		Transocean Ltd., (Switzerland)	270

			15,866

		Oil, Gas & Consumable Fuels — 5.8%
44		Anadarko Petroleum Corp.	2,043
33		Apache Corp.	1,593
40		Cabot Oil & Gas Corp.	898
—	(h)	California Resources Corp.	—	(h)
45		Chesapeake Energy Corp.	184
162		Chevron Corp.	15,500
8		Cimarex Energy Co.	796
34		Columbia Pipeline Group, Inc.	866
11		Concho Resources, Inc. (a)	1,126
107		ConocoPhillips	4,295
44		Devon Energy Corp.	1,208
47		EOG Resources, Inc.	3,443
14		EQT Corp.	927
358		Exxon Mobil Corp.	29,949
23		Hess Corp.	1,203
158		Kinder Morgan, Inc.	2,820
73		Marathon Oil Corp.	811
46		Marathon Petroleum Corp.	1,698
14		Murphy Oil Corp.	351
17		Newfield Exploration Co. (a)	568
37		Noble Energy, Inc.	1,162
66		Occidental Petroleum Corp.	4,510
18		ONEOK, Inc.	541
41		Phillips 66	3,507
14		Pioneer Natural Resources Co.	1,982
15		Range Resources Corp.	474
34		Southwestern Energy Co. (a)	271
58		Spectra Energy Corp.	1,773
10		Tesoro Corp.	885
41		Valero Energy Corp.	2,603
59		Williams Cos., Inc. (The)	946

			88,933

		Total Energy	104,799

		Financials — 15.6%
		Banks — 5.2%
891		Bank of America Corp.	12,045
67		BB&T Corp.	2,240
254		Citigroup, Inc.	10,619
46		Citizens Financial Group, Inc.	954
15		Comerica, Inc.	571
68		Fifth Third Bancorp	1,128
69		Huntington Bancshares, Inc.	654
317		JPMorgan Chase & Co. (q)	18,753
72		KeyCorp	796
14		M&T Bank Corp.	1,524
27		People’s United Financial, Inc.	427
43		PNC Financial Services Group, Inc. (The)	3,656
111		Regions Financial Corp.	872
44		SunTrust Banks, Inc.	1,572
141		U.S. Bancorp	5,719
399		Wells Fargo & Co.	19,276
18		Zions Bancorporation	427

			81,233

		Capital Markets — 1.9%
5		Affiliated Managers Group, Inc. (a)	756
15		Ameriprise Financial, Inc.	1,371
93		Bank of New York Mellon Corp. (The)	3,419
11		BlackRock, Inc.	3,709
104		Charles Schwab Corp. (The)	2,905
24		E*TRADE Financial Corp. (a)	597
32		Franklin Resources, Inc.	1,258
34		Goldman Sachs Group, Inc. (The)	5,320
36		Invesco Ltd.	1,106
9		Legg Mason, Inc.	322
132		Morgan Stanley	3,296
19		Northern Trust Corp.	1,210
35		State Street Corp.	2,020
21		T. Rowe Price Group, Inc.	1,573

			28,862

		Consumer Finance — 0.8%
71		American Express Co.	4,341
46		Capital One Financial Corp.	3,153
36		Discover Financial Services	1,820

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Consumer Finance — continued
30	Navient Corp.	354
72	Synchrony Financial (a)	2,062

		11,730

	Diversified Financial Services — 2.1%
162	Berkshire Hathaway, Inc., Class B (a)	22,934
29	CME Group, Inc.	2,804
10	Intercontinental Exchange, Inc.	2,412
29	Leucadia National Corp.	465
23	McGraw Hill Financial, Inc.	2,266
15	Moody’s Corp.	1,413
10	Nasdaq, Inc.	657

		32,951

	Insurance — 2.6%
36	Aflac, Inc.	2,288
33	Allstate Corp. (The)	2,199
99	American International Group, Inc.	5,360
23	Aon plc, (United Kingdom)	2,434
6	Assurant, Inc.	431
40	Chubb Ltd., (Switzerland)	4,738
13	Cincinnati Financial Corp.	834
34	Hartford Financial Services Group, Inc. (The)	1,577
21	Lincoln National Corp.	815
23	Loews Corp.	884
45	Marsh & McLennan Cos., Inc.	2,734
95	MetLife, Inc.	4,157
23	Principal Financial Group, Inc.	923
50	Progressive Corp. (The)	1,772
38	Prudential Financial, Inc.	2,779
10	Torchmark Corp.	527
25	Travelers Cos., Inc. (The)	2,970
21	Unum Group	637
12	Willis Towers Watson plc, (United Kingdom)	1,415
25	XL Group plc, (Ireland)	926

		40,400

	Real Estate Investment Trusts (REITs) — 3.0%
37	American Tower Corp.	3,744
14	Apartment Investment & Management Co., Class A	565
12	AvalonBay Communities, Inc.	2,248
13	Boston Properties, Inc.	1,684
29	Crown Castle International Corp.	2,491
6	Equinix, Inc.	1,966
32	Equity Residential	2,364
6	Essex Property Trust, Inc.	1,320
11	Extra Space Storage, Inc.	1,008
6	Federal Realty Investment Trust	938
50	General Growth Properties, Inc.	1,494
40	HCP, Inc.	1,309
65	Host Hotels & Resorts, Inc.	1,084
17	Iron Mountain, Inc.	563
36	Kimco Realty Corp.	1,027
11	Macerich Co. (The)	867
45	Prologis, Inc.	2,000
13	Public Storage	3,505
22	Realty Income Corp.	1,351
27	Simon Property Group, Inc.	5,544
9	SL Green Realty Corp.	836
23	UDR, Inc.	888
29	Ventas, Inc.	1,826
15	Vornado Realty Trust	1,444
31	Welltower, Inc.	2,125
68	Weyerhaeuser Co.	2,110

		46,301

	Real Estate Management & Development — 0.0% (g)
25	CBRE Group, Inc., Class A (a)	723

	Total Financials	242,200

	Health Care — 14.3%
	Biotechnology — 2.7%
19	Alexion Pharmaceuticals, Inc. (a)	2,706
65	Amgen, Inc.	9,729
59	Baxalta, Inc.	2,375
19	Biogen, Inc. (a)	4,911
67	Celgene Corp. (a)	6,750
118	Gilead Sciences, Inc.	10,833
7	Regeneron Pharmaceuticals, Inc. (a)	2,428
21	Vertex Pharmaceuticals, Inc. (a)	1,690

		41,422

	Health Care Equipment & Supplies — 2.2%
127	Abbott Laboratories	5,317
47	Baxter International, Inc.	1,942
18	Becton, Dickinson and Co.	2,775
116	Boston Scientific Corp. (a)	2,188
6	C.R. Bard, Inc.	1,290
21	Dentsply Sirona, Inc.	1,283
19	Edwards Lifesciences Corp. (a)	1,633
21	Hologic, Inc. (a)	735

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Health Care Equipment & Supplies — continued
3	Intuitive Surgical, Inc. (a)	1,938
121	Medtronic plc, (Ireland)	9,099
24	St. Jude Medical, Inc.	1,346
27	Stryker Corp.	2,900
8	Varian Medical Systems, Inc. (a)	659
15	Zimmer Biomet Holdings, Inc.	1,646

		34,751

	Health Care Providers & Services — 2.7%
30	Aetna, Inc.	3,389
17	AmerisourceBergen Corp.	1,458
23	Anthem, Inc.	3,134
28	Cardinal Health, Inc.	2,329
15	Centene Corp. (a)	902
22	Cigna Corp.	3,028
14	DaVita HealthCare Partners, Inc. (a)	1,049
58	Express Scripts Holding Co. (a)	3,959
26	HCA Holdings, Inc. (a)	2,058
7	Henry Schein, Inc. (a)	1,220
13	Humana, Inc.	2,341
9	Laboratory Corp. of America Holdings (a)	1,028
20	McKesson Corp.	3,101
7	Patterson Cos., Inc.	335
12	Quest Diagnostics, Inc.	880
9	Tenet Healthcare Corp. (a)	246
82	UnitedHealth Group, Inc.	10,573
8	Universal Health Services, Inc., Class B	973

		42,003

	Health Care Technology — 0.1%
26	Cerner Corp. (a)	1,383

	Life Sciences Tools & Services — 0.6%
28	Agilent Technologies, Inc.	1,127
13	Illumina, Inc. (a)	2,056
9	PerkinElmer, Inc.	468
34	Thermo Fisher Scientific, Inc.	4,841
7	Waters Corp. (a)	925

		9,417

	Pharmaceuticals — 6.0%
139	AbbVie, Inc.	7,941
34	Allergan plc (a)	9,127
144	Bristol-Myers Squibb Co.	9,201
84	Eli Lilly & Co.	6,047
18	Endo International plc, (Ireland) (a)	497
238	Johnson & Johnson	25,759
10	Mallinckrodt plc (a)	592
239	Merck & Co., Inc.	12,669
36	Mylan N.V. (a)	1,648
13	Perrigo Co. plc, (Ireland)	1,616
522	Pfizer, Inc.	15,467
39	Zoetis, Inc.	1,749

		92,313

	Total Health Care	221,289

	Industrials — 10.1%
	Aerospace & Defense — 2.5%
54	Boeing Co. (The)	6,821
25	General Dynamics Corp.	3,315
66	Honeywell International, Inc.	7,437
7	L-3 Communications Holdings, Inc.	796
23	Lockheed Martin Corp.	5,021
16	Northrop Grumman Corp.	3,089
26	Raytheon Co.	3,164
11	Rockwell Collins, Inc.	1,043
23	Textron, Inc.	853
67	United Technologies Corp.	6,718

		38,257

	Air Freight & Logistics — 0.7%
12	C.H. Robinson Worldwide, Inc.	917
16	Expeditors International of Washington, Inc.	767
22	FedEx Corp.	3,599
60	United Parcel Service, Inc., Class B	6,280

		11,563

	Airlines — 0.6%
52	American Airlines Group, Inc.	2,134
67	Delta Air Lines, Inc.	3,270
55	Southwest Airlines Co.	2,466
31	United Continental Holdings, Inc. (a)	1,856

		9,726

	Building Products — 0.1%
8	Allegion plc, (Ireland)	528
29	Masco Corp.	906

		1,434

	Commercial Services & Supplies — 0.4%
14	ADT Corp. (The)	588
8	Cintas Corp.	679
17	Pitney Bowes, Inc.	356

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Commercial Services & Supplies — continued
21	Republic Services, Inc.	978
7	Stericycle, Inc. (a)	925
37	Tyco International plc	1,345
36	Waste Management, Inc.	2,110

		6,981

	Construction & Engineering — 0.1%
12	Fluor Corp.	644
11	Jacobs Engineering Group, Inc. (a)	460
14	Quanta Services, Inc. (a)	311

		1,415

	Electrical Equipment — 0.5%
20	AMETEK, Inc.	1,016
40	Eaton Corp. plc	2,477
55	Emerson Electric Co.	3,017
11	Rockwell Automation, Inc.	1,290

		7,800

	Industrial Conglomerates — 2.6%
52	3M Co.	8,698
52	Danaher Corp.	4,893
805	General Electric Co.	25,592
9	Roper Technologies, Inc.	1,594

		40,777

	Machinery — 1.3%
50	Caterpillar, Inc.	3,845
14	Cummins, Inc.	1,538
26	Deere & Co.	1,990
13	Dover Corp.	860
11	Flowserve Corp.	498
28	Illinois Tool Works, Inc.	2,894
22	Ingersoll-Rand plc	1,374
30	PACCAR, Inc.	1,658
12	Parker-Hannifin Corp.	1,295
16	Pentair plc, (United Kingdom)	854
5	Snap-on, Inc.	787
13	Stanley Black & Decker, Inc.	1,383
15	Xylem, Inc.	630

		19,606

	Professional Services — 0.3%
3	Dun & Bradstreet Corp. (The)	322
10	Equifax, Inc.	1,170
31	Nielsen Holdings plc	1,644
11	Robert Half International, Inc.	527
13	Verisk Analytics, Inc. (a)	1,066

		4,729

	Road & Rail — 0.8%
83	CSX Corp.	2,140
8	J.B. Hunt Transport Services, Inc.	647
9	Kansas City Southern	800
26	Norfolk Southern Corp.	2,142
5	Ryder System, Inc.	299

73	Union Pacific Corp.	5,809

		11,837

	Trading Companies & Distributors — 0.2%
25	Fastenal Co.	1,220
8	United Rentals, Inc. (a)	488
5	W.W. Grainger, Inc.	1,144

		2,852

	Total Industrials	156,977

	Information Technology — 20.8%
	Communications Equipment — 1.0%
434	Cisco Systems, Inc.	12,361
6	F5 Networks, Inc. (a)	628
11	Harris Corp.	837
30	Juniper Networks, Inc.	775
14	Motorola Solutions, Inc.	1,036

		15,637

	Electronic Equipment, Instruments & Components — 0.4%
27	Amphenol Corp., Class A	1,536
96	Corning, Inc.	2,006
12	FLIR Systems, Inc.	391
32	TE Connectivity Ltd., (Switzerland)	1,975

		5,908

	Internet Software & Services — 4.3%
15	Akamai Technologies, Inc. (a)	847
25	Alphabet, Inc., Class A (a)	19,258
26	Alphabet, Inc., Class C (a)	19,100
94	eBay, Inc. (a)	2,232
198	Facebook, Inc., Class A (a)	22,592
8	VeriSign, Inc. (a)	736
75	Yahoo!, Inc. (a)	2,767

		67,532

	IT Services — 3.7%
54	Accenture plc, (Ireland), Class A	6,252
5	Alliance Data Systems Corp. (a)	1,125
39	Automatic Data Processing, Inc.	3,541
53	Cognizant Technology Solutions Corp., Class A (a)	3,295
12	CSRA, Inc.	316
24	Fidelity National Information Services, Inc.	1,508

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	IT Services — continued
19	Fiserv, Inc. (a)	1,973
76	International Business Machines Corp.	11,551
85	MasterCard, Inc., Class A	7,995
28	Paychex, Inc.	1,497
96	PayPal Holdings, Inc. (a)	3,705
11	Teradata Corp. (a)	301
15	Total System Services, Inc.	692
166	Visa, Inc., Class A	12,663
43	Western Union Co. (The)	835
82	Xerox Corp.	917

		58,166

	Semiconductors & Semiconductor Equipment — 2.8%
27	Analog Devices, Inc.	1,583
98	Applied Materials, Inc.	2,066
32	Broadcom Ltd., (Singapore)	4,943
7	First Solar, Inc. (a)	451
408	Intel Corp.	13,185
13	KLA-Tencor Corp.	978
14	Lam Research Corp.	1,132
21	Linear Technology Corp.	920
18	Microchip Technology, Inc.	846
90	Micron Technology, Inc. (a)	937
44	NVIDIA Corp.	1,571
11	Qorvo, Inc. (a)	562
129	QUALCOMM, Inc.	6,596
17	Skyworks Solutions, Inc.	1,288
87	Texas Instruments, Inc.	4,980
22	Xilinx, Inc.	1,046

		43,084

	Software — 4.4%
44	Activision Blizzard, Inc.	1,481
43	Adobe Systems, Inc. (a)	4,033
19	Autodesk, Inc. (a)	1,133
26	CA, Inc.	786
13	Citrix Systems, Inc. (a)	1,044
27	Electronic Arts, Inc. (a)	1,764
22	Intuit, Inc.	2,305
682	Microsoft Corp.	37,689
272	Oracle Corp.	11,122
16	Red Hat, Inc. (a)	1,174
54	salesforce.com, Inc. (a)	4,017
56	Symantec Corp.	1,034

		67,582

	Technology Hardware, Storage & Peripherals — 4.2%
478	Apple, Inc.	52,138
168	EMC Corp.	4,477
148	Hewlett Packard Enterprise Co.	2,626
149	HP, Inc.	1,835
25	NetApp, Inc.	681
17	SanDisk Corp.	1,319
26	Seagate Technology plc	881
20	Western Digital Corp.	949

		64,906

	Total Information Technology	322,815

	Materials — 2.8%
	Chemicals — 2.1%
17	Air Products & Chemicals, Inc.	2,412
6	Airgas, Inc.	797
20	CF Industries Holdings, Inc.	630
96	Dow Chemical Co. (The)	4,902
75	E.I. du Pont de Nemours & Co.	4,762
13	Eastman Chemical Co.	921
23	Ecolab, Inc.	2,563
12	FMC Corp.	466
7	International Flavors & Fragrances, Inc.	784
30	LyondellBasell Industries N.V., Class A	2,553
38	Monsanto Co.	3,334
30	Mosaic Co. (The)	821
23	PPG Industries, Inc.	2,566
25	Praxair, Inc.	2,813
7	Sherwin-Williams Co. (The)	1,926

		32,250

	Construction Materials — 0.1%
6	Martin Marietta Materials, Inc.	885
11	Vulcan Materials Co.	1,213

		2,098

	Containers & Packaging — 0.3%
8	Avery Dennison Corp.	556
12	Ball Corp.	871
35	International Paper Co.	1,456
14	Owens-Illinois, Inc. (a)	222
17	Sealed Air Corp.	812
22	WestRock Co.	855

		4,772

	Metals & Mining — 0.3%
113	Alcoa, Inc.	1,087
108	Freeport-McMoRan, Inc.	1,117

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Metals & Mining — continued
46	Newmont Mining Corp.	1,214
27	Nucor Corp.	1,297

		4,715

	Total Materials	43,835

	Telecommunication Services — 2.8%
	Diversified Telecommunication Services — 2.8%
531	AT&T, Inc.	20,788
47	CenturyLink, Inc.	1,500
101	Frontier Communications Corp.	563
25	Level 3 Communications, Inc. (a)	1,318
351	Verizon Communications, Inc.	19,008

	Total Telecommunication Services	43,177

	Utilities — 3.5%
	Electric Utilities — 2.1%
42	American Electric Power Co., Inc.	2,813
59	Duke Energy Corp.	4,792
28	Edison International	2,021
15	Entergy Corp.	1,221
27	Eversource Energy	1,597
79	Exelon Corp.	2,846
37	FirstEnergy Corp.	1,315
40	NextEra Energy, Inc.	4,703
43	PG&E Corp.	2,539
10	Pinnacle West Capital Corp.	719
58	PPL Corp.	2,213
79	Southern Co. (The)	4,074
44	Xcel Energy, Inc.	1,831

		32,684

	Gas Utilities — 0.0% (g)
10	AGL Resources, Inc.	677

	Independent Power & Renewable Electricity Producers — 0.1%
57	AES Corp.	672
27	NRG Energy, Inc.	353

		1,025

	Multi-Utilities — 1.2%
21	Ameren Corp.	1,049
37	CenterPoint Energy, Inc.	776
24	CMS Energy Corp.	1,015
25	Consolidated Edison, Inc.	1,941
51	Dominion Resources, Inc.	3,865
15	DTE Energy Co.	1,404
28	NiSource, Inc.	650
44	Public Service Enterprise Group, Inc.	2,060
12	SCANA Corp.	865
20	Sempra Energy	2,117
20	TECO Energy, Inc.	559
27	WEC Energy Group, Inc.	1,636

		17,937

	Water Utilities — 0.1%
15	American Water Works Co., Inc.	1,059

	Total Utilities	53,382

	Total Common Stocks (Cost $504,093)	1,549,401

NUMBER OF RIGHTS
Rights — 0.0% (g)
	Consumer Staples — 0.0% (g)
	Food & Staples Retailing — 0.0% (g)
25	Safeway, Inc., PDC CVR, expiring 01/30/17 (a)	1
25	Safeway, Inc., PDC CVR, expiring 01/30/18 (a)	2

	Total Rights (Cost $—)	3

SHARES
Short-Term Investment — 0.4%
	Investment Company — 0.4%
5,594	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.370% (b) (l) (Cost $5,594)	5,594

	Total Investments — 100.4% (Cost $509,687)	1,554,998
	Liabilities in Excess of Other Assets — (0.4)%	(5,476)

	NET ASSETS — 100.0%	$1,549,522

Percentages indicated are based on net assets.

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MARCH 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
34	E-mini S&P 500	06/17/16	USD	$3,488	$122

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS:

CVR	—	Contingent Value Rights
PDC	—	Property Development Center
USD	—	United States Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of March 31, 2016.
(q)	—	Investment in affiliate which is a security in the Fund’s index.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,061,332
Aggregate gross unrealized depreciation	(16,021)

Net unrealized appreciation/depreciation	$1,045,311

Federal income tax cost of investments	$509,687

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$199,800	$—	$—	$199,800
Consumer Staples	161,127	—	—	161,127
Energy	104,799	—	—	104,799
Financials	242,200	—	—	242,200
Health Care	221,289	—	—	221,289
Industrials	156,977	—	—	156,977
Information Technology	322,815	—	—	322,815
Materials	43,835	—	—	43,835
Telecommunication Services	43,177	—	—	43,177
Utilities	53,382	—	—	53,382

Total Common Stocks	1,549,401	—	—	1,549,401

Rights
Consumer Staples	—	—	3	3
Short-Term Investment
Investment Company	5,594	—	—	5,594

Total Investments in Securities	$1,554,995	—	3	1,554,998

Appreciation in Other Financial Instruments
Futures Contracts	$122	$—	$—	$122

There were no transfers among any levels during the period ended March 31, 2016.

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.7%
	Consumer Discretionary — 12.5%
	Auto Components — 2.0%
229	Visteon Corp.	18,250

	Diversified Consumer Services — 2.4%
19	Graham Holdings Co., Class B	9,072
348	ServiceMaster Global Holdings, Inc. (a)	13,101

		22,173

	Hotels, Restaurants & Leisure — 0.6%
90	Darden Restaurants, Inc.	5,960

	Internet & Catalog Retail — 0.2%
230	Groupon, Inc. (a)	917
19	Liberty Ventures, Series A (a)	735

		1,652

	Leisure Products — 0.7%
183	Mattel, Inc.	6,163

	Media — 0.4%
36	Discovery Communications, Inc., Class C (a)	967
137	Interpublic Group of Cos., Inc. (The)	3,144

		4,111

	Multiline Retail — 1.2%
26	Dollar Tree, Inc. (a)	2,111
206	Macy’s, Inc.	9,091

		11,202

	Specialty Retail — 5.0%
390	Best Buy Co., Inc.	12,665
16	GameStop Corp., Class A	514
109	Murphy USA, Inc. (a)	6,692
265	Ross Stores, Inc.	15,361
161	Sally Beauty Holdings, Inc. (a)	5,207
523	Staples, Inc.	5,766

		46,205

	Total Consumer Discretionary	115,716

	Consumer Staples — 6.5%
	Food & Staples Retailing — 0.7%
177	Kroger Co. (The)	6,759

	Food Products — 4.6%
109	Bunge Ltd.	6,194
148	Ingredion, Inc.	15,815
300	Tyson Foods, Inc., Class A	20,018

		42,027

	Personal Products — 0.6%
94	Herbalife Ltd. (a)	5,762

	Tobacco — 0.6%
106	Reynolds American, Inc.	5,344

	Total Consumer Staples	59,892

	Energy — 5.0%
	Energy Equipment & Services — 1.0%
9	Baker Hughes, Inc.	394
50	Cameron International Corp. (a)	3,333
139	Ensco plc, (United Kingdom), Class A	1,439
307	Nabors Industries Ltd.	2,823
71	Rowan Cos. plc, Class A	1,146
103	Seadrill Ltd., (United Kingdom) (a)	339

		9,474

	Oil, Gas & Consumable Fuels — 4.0%
33	Cimarex Energy Co.	3,234
133	EQT Corp.	8,959
164	Gulfport Energy Corp. (a)	4,659
372	Marathon Oil Corp.	4,144
39	Marathon Petroleum Corp.	1,439
58	Murphy Oil Corp.	1,466
9	Noble Energy, Inc.	273
70	PBF Energy, Inc., Class A	2,337
25	QEP Resources, Inc.	351
36	Valero Energy Corp.	2,328
133	World Fuel Services Corp.	6,452
206	WPX Energy, Inc. (a)	1,437

		37,079

	Total Energy	46,553

	Financials — 20.7%
	Banks — 2.3%
43	Citizens Financial Group, Inc.	907
66	East West Bancorp, Inc.	2,137
29	Fifth Third Bancorp	486
103	Huntington Bancshares, Inc.	985
340	KeyCorp	3,748
74	PacWest Bancorp	2,734
357	Regions Financial Corp.	2,799
14	Signature Bank (a)	1,879
54	SVB Financial Group (a)	5,480

		21,155

	Capital Markets — 0.4%
91	Lazard Ltd., (Bermuda), Class A	3,511
11	Raymond James Financial, Inc.	524

		4,035

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Consumer Finance — 1.8%
204	Discover Financial Services	10,403
236	Synchrony Financial (a)	6,764

		17,167

	Diversified Financial Services — 1.1%
11	Intercontinental Exchange, Inc.	2,680
83	MSCI, Inc.	6,171
16	Nasdaq, Inc.	1,089

		9,940

	Insurance — 4.5%
75	Allied World Assurance Co. Holdings AG, (Switzerland)	2,610
76	American Financial Group, Inc.	5,362
6	American National Insurance Co.	635
24	Aon plc, (United Kingdom)	2,465
18	Arch Capital Group Ltd., (Bermuda) (a)	1,269
37	Aspen Insurance Holdings Ltd., (Bermuda)	1,741
37	Assurant, Inc.	2,820
55	Assured Guaranty Ltd., (Bermuda)	1,379
18	Axis Capital Holdings Ltd., (Bermuda)	1,020
22	Endurance Specialty Holdings Ltd., (Bermuda)	1,438
9	Everest Re Group Ltd., (Bermuda)	1,678
15	FNF Group	510
79	Hanover Insurance Group, Inc. (The)	7,145
50	Hartford Financial Services Group, Inc. (The)	2,295
34	Lincoln National Corp.	1,329
45	Principal Financial Group, Inc.	1,783
23	Torchmark Corp.	1,247
104	Unum Group	3,222
35	Validus Holdings Ltd., (Bermuda)	1,647

		41,595

	Real Estate Investment Trusts (REITs) — 9.4%
25	Annaly Capital Management, Inc.	261
83	Apartment Investment & Management Co., Class A	3,463
9	AvalonBay Communities, Inc.	1,655
9	Boston Properties, Inc.	1,182
80	Brandywine Realty Trust	1,122
136	Brixmor Property Group, Inc.	3,487
10	Care Capital Properties, Inc.	268
21	Crown Castle International Corp.	1,790
12	Digital Realty Trust, Inc.	1,097
34	Douglas Emmett, Inc.	1,024
61	Equinix, Inc.	20,207
318	Equity Commonwealth (a)	8,961
51	Equity LifeStyle Properties, Inc.	3,680
10	Equity Residential	780
58	Extra Space Storage, Inc.	5,402
41	Four Corners Property Trust, Inc.	739
16	Mid-America Apartment Communities, Inc.	1,605
11	NorthStar Realty Europe Corp.	133
146	Paramount Group, Inc.	2,332
60	Post Properties, Inc.	3,596
26	Regency Centers Corp.	1,924
9	SL Green Realty Corp.	823
45	Taubman Centers, Inc.	3,227
3	Ventas, Inc.	206
50	Vornado Realty Trust	4,750
15	Welltower, Inc.	1,054
328	Weyerhaeuser Co.	10,161
38	WP Carey, Inc.	2,353

		87,282

	Real Estate Management & Development — 1.2%
96	Jones Lang LaSalle, Inc.	11,204

	Total Financials	192,378

	Health Care — 9.1%
	Biotechnology — 1.7%
58	Alkermes plc, (Ireland) (a)	1,969
30	Alnylam Pharmaceuticals, Inc. (a)	1,902
47	BioMarin Pharmaceutical, Inc. (a)	3,877
13	Bluebird Bio, Inc. (a)	540
28	Incyte Corp. (a)	2,015
14	Intercept Pharmaceuticals, Inc. (a)	1,850
57	Medivation, Inc. (a)	2,616
22	Puma Biotechnology, Inc. (a)	643

		15,412

	Health Care Equipment & Supplies — 3.2%
6	C.R. Bard, Inc.	1,257
333	Hologic, Inc. (a)	11,485
39	St. Jude Medical, Inc.	2,150
140	Zimmer Biomet Holdings, Inc.	14,971

		29,863

	Health Care Providers & Services — 3.1%
202	AmerisourceBergen Corp.	17,500
24	Centene Corp. (a)	1,500
10	Cigna Corp.	1,414

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Health Care Providers & Services — continued
126	Community Health Systems, Inc. (a)	2,334
4	Humana, Inc.	695
90	Premier, Inc., Class A (a)	2,992
73	Tenet Healthcare Corp. (a)	2,098

		28,533

	Life Sciences Tools & Services — 0.0% (g)
16	VWR Corp. (a)	428

	Pharmaceuticals — 1.1%
110	Endo International plc, (Ireland) (a)	3,091
6	Jazz Pharmaceuticals plc, (Ireland) (a)	744
97	Mallinckrodt plc (a)	5,950

		9,785

	Total Health Care	84,021

	Industrials — 13.8%
	Aerospace & Defense — 3.3%
101	BWX Technologies, Inc.	3,400
135	Huntington Ingalls Industries, Inc.	18,503
21	L-3 Communications Holdings, Inc.	2,441
4	Northrop Grumman Corp.	732
19	Orbital ATK, Inc.	1,626
82	Spirit AeroSystems Holdings, Inc., Class A (a)	3,719

		30,421

	Airlines — 3.1%
117	Delta Air Lines, Inc.	5,700
356	JetBlue Airways Corp. (a)	7,515
265	United Continental Holdings, Inc. (a)	15,833

		29,048

	Commercial Services & Supplies — 1.6%
381	KAR Auction Services, Inc.	14,520
32	R.R. Donnelley & Sons Co.	528

		15,048

	Construction & Engineering — 2.5%
556	AECOM (a)	17,131
35	Fluor Corp.	1,869
89	Jacobs Engineering Group, Inc. (a)	3,885

		22,885

	Electrical Equipment — 0.1%
17	Babcock & Wilcox Enterprises, Inc. (a)	356

	Machinery — 2.1%
160	Crane Co.	8,607
49	Ingersoll-Rand plc	3,014
74	Parker-Hannifin Corp.	8,192

		19,813

	Professional Services — 1.0%
66	ManpowerGroup, Inc.	5,358
150	TransUnion (a)	4,133

		9,491

	Road & Rail — 0.1%
20	Landstar System, Inc.	1,273

	Total Industrials	128,335

	Information Technology — 16.3%
	Communications Equipment — 1.1%
326	ARRIS International plc (a)	7,479
108	Juniper Networks, Inc.	2,760

		10,239

	Electronic Equipment, Instruments & Components — 0.9%
81	Avnet, Inc.	3,593
23	Ingram Micro, Inc., Class A	819
207	Jabil Circuit, Inc.	3,996

		8,408

	Internet Software & Services — 0.3%
22	LinkedIn Corp., Class A (a)	2,527

	IT Services — 4.4%
503	Computer Sciences Corp.	17,305
13	CoreLogic, Inc. (a)	462
104	Leidos Holdings, Inc.	5,253
271	Vantiv, Inc., Class A (a)	14,618
276	Xerox Corp.	3,079

		40,717

	Semiconductors & Semiconductor Equipment — 3.6%
527	Applied Materials, Inc.	11,156
31	First Solar, Inc. (a)	2,143
27	Lam Research Corp.	2,205
1,526	Marvell Technology Group Ltd., (Bermuda)	15,735
213	ON Semiconductor Corp. (a)	2,040

		33,279

	Software — 4.9%
483	Activision Blizzard, Inc.	16,345
597	Cadence Design Systems, Inc. (a)	14,087
169	Citrix Systems, Inc. (a)	13,248

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Software — continued
110	Nuance Communications, Inc. (a)	2,050

		45,730

	Technology Hardware, Storage & Peripherals — 1.1%
145	Lexmark International, Inc., Class A	4,834
83	NCR Corp. (a)	2,478
64	Western Digital Corp.	3,033

		10,345

	Total Information Technology	151,245

	Materials — 5.1%
	Chemicals — 1.9%
333	Cabot Corp.	16,070
14	Huntsman Corp.	182
15	PPG Industries, Inc.	1,695

		17,947

	Containers & Packaging — 1.7%
37	Avery Dennison Corp.	2,697
87	Crown Holdings, Inc. (a)	4,304
123	Graphic Packaging Holding Co.	1,586
99	International Paper Co.	4,046
53	Sealed Air Corp.	2,540

		15,173

	Metals & Mining — 1.3%
9	Nucor Corp.	430
70	Reliance Steel & Aluminum Co.	4,823
296	Steel Dynamics, Inc.	6,652

		11,905

	Paper & Forest Products — 0.2%
51	Domtar Corp.	2,061

	Total Materials	47,086

	Telecommunication Services — 1.3%
	Diversified Telecommunication Services — 1.3%
92	CenturyLink, Inc.	2,940
1,635	Frontier Communications Corp.	9,141

	Total Telecommunication Services	12,081

	Utilities — 6.4%
	Electric Utilities — 1.0%
81	Entergy Corp.	6,406
69	Great Plains Energy, Inc.	2,219
8	Pinnacle West Capital Corp.	615

		9,240

	Gas Utilities — 1.1%
249	UGI Corp.	10,042

	Independent Power & Renewable Electricity Producers — 0.5%
400	AES Corp.	4,721

	Multi-Utilities — 3.8%
40	Alliant Energy Corp.	2,953
49	Ameren Corp.	2,450
128	CenterPoint Energy, Inc.	2,669
119	CMS Energy Corp.	5,067
37	Consolidated Edison, Inc.	2,797
64	DTE Energy Co.	5,784
96	Public Service Enterprise Group, Inc.	4,521
59	Sempra Energy	6,118
105	TECO Energy, Inc.	2,884

		35,243

	Total Utilities	59,246

	Total Common Stocks (Cost $802,652)	896,553

NUMBER OF RIGHTS
Rights — 0.0% (g)
	Consumer Staples — 0.0% (g)
	Food & Staples Retailing — 0.0% (g)
121	Safeway, Inc., PDC CVR, expiring 01/30/17 (a)	6
121	Safeway, Inc., PDC CVR, expiring 01/30/18 (a)	8

	Total Rights (Cost $ -)	14

SHARES
Short-Term Investment — 3.5%
	Investment Company — 3.5%
31,988	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.370% (b) (l) (Cost $31,988)	31,988

	Total Investments — 100.2% (Cost $834,640)	928,555
	Liabilities in Excess of Other Assets — (0.2)%	(1,976)

	NET ASSETS — 100.0%	$926,579

Percentages indicated are based on net assets.

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MARCH 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
204	S&P Mid Cap 400	06/17/16	USD	$29,400	$1,254

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

CVR	—	Contingent Value Rights
PDC	—	Property Development Center
USD	—	United States Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$148,608
Aggregate gross unrealized depreciation	(54,693)

Net unrealized appreciation/depreciation	$93,915

Federal income tax cost of investments	$834,640

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$115,716	$—	$—	$115,716
Consumer Staples	59,892	—	—	59,892
Energy	46,553	—	—	46,553
Financials	192,378	—	—	192,378
Health Care	84,021	—	—	84,021
Industrials	128,335	—	—	128,335
Information Technology	151,245	—	—	151,245
Materials	47,086	—	—	47,086
Telecommunication Services	12,081	—	—	12,081
Utilities	59,246	—	—	59,246

Total Common Stocks	896,553	—	—	896,553

Rights
Consumer Staples	—	—	14	14
Short-Term Investment
Investment Company	31,988	—	—	31,988

Total Investments in Securities	928,541	—	14	928,555

Appreciation in Other Financial Instruments
Futures Contracts	$1,254	$—	$—	$1,254

There were no transfers among any levels during the period ended March 31, 2016.

JPMorgan Investor Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 100.1% (b)
	Alternative Assets — 4.7%
667	JPMorgan Commodities Strategy Fund, Class R6 Shares (a)	5,507
6,738	JPMorgan Multi-Cap Market Neutral Fund, Select Class Shares (a)	70,749
5,951	JPMorgan Research Market Neutral Fund, Institutional Class Shares (a)	86,104
5,958	JPMorgan Systematic Alpha Fund, Class R6 Shares	90,985

	Total Alternative Assets	253,345

	Fixed Income — 42.9%
77,212	JPMorgan Core Bond Fund, Class R6 Shares	911,873
64,297	JPMorgan Core Plus Bond Fund, Class R6 Shares	528,519
6,141	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	48,698
19,316	JPMorgan Floating Rate Income Fund, Class R6 Shares	175,973
1,140	JPMorgan Government Bond Fund, Select Class Shares	12,392
37,528	JPMorgan High Yield Fund, Class R6 Shares	258,946
7,898	JPMorgan Inflation Managed Bond Fund, Class R6 Shares	81,274
20,149	JPMorgan Limited Duration Bond Fund, Class R6 Shares	201,288
7,978	JPMorgan Strategic Income Opportunities Fund, Class R5 Shares	88,717
2,133	JPMorgan Unconstrained Debt Fund, Class R6 Shares	20,733

	Total Fixed Income	2,328,413

	International Equity — 14.1%
5,313	JPMorgan Emerging Economies Fund, Class R6 Shares	57,276
2,809	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	55,898
9,910	JPMorgan Global Research Enhanced Index Fund, Select Class Shares	175,018
6,951	JPMorgan International Equity Fund, Class R6 Shares	96,199
17,322	JPMorgan International Research Enhanced Equity Fund, Select Class Shares	262,954
4,602	JPMorgan Intrepid European Fund, Institutional Class Shares	104,640
1,377	JPMorgan Latin America Fund, Class R6 Shares	16,202

	Total International Equity	768,187

	Money Market — 1.2%
62,897	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.370% (l)	62,897

	U.S. Equity — 37.2%
4,405	JPMorgan Dynamic Growth Fund, Class R5 Shares (a)	110,333
6,148	JPMorgan Equity Income Fund, Class R6 Shares	84,968
9,150	JPMorgan Intrepid America Fund, Class R6 Shares	322,887
4,051	JPMorgan Intrepid Growth Fund, Class R6 Shares	164,555
5,958	JPMorgan Intrepid Mid Cap Fund, Class R6 Shares	119,458
1,720	JPMorgan Large Cap Growth Fund, Class R6 Shares (a)	58,155
10,981	JPMorgan Large Cap Value Fund, Class R6 Shares	140,119
20,363	JPMorgan Market Expansion Enhanced Index Fund, Select Class Shares	212,997
172	JPMorgan Mid Cap Growth Fund, Class R6 Shares (a)	4,571
822	JPMorgan Small Cap Value Fund, Class R6 Shares	20,748
2,908	JPMorgan U.S. Dynamic Plus Fund, Select Class Shares	49,432
32,407	JPMorgan U.S. Equity Fund, Class R6 Shares	443,009
7,429	JPMorgan U.S. Large Cap Core Plus Fund, Class R5 Shares	195,617
3,240	JPMorgan Value Advantage Fund, Institutional Class Shares	91,119

	Total U.S. Equity	2,017,968

	Total Investments — 100.1% (Cost $4,867,963)	5,430,810
	Liabilities in Excess of Other Assets — (0.1)%	(5,075)

	NET ASSETS — 100.0%	$5,425,735

Percentages indicated are based on net assets.

JPMorgan Investor Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2016.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC‘s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$680,314
Aggregate gross unrealized depreciation	(117,467)

Net unrealized appreciation/depreciation	$562,847

Federal income tax cost of investments	$4,867,963

A. Valuation of Investments —The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset value per share (“NAV”) as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Investor Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,430,810	—	—	$5,430,810

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2016.

JPMorgan Investor Conservative Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 100.0% (b)
	Alternative Assets — 5.1%
555	JPMorgan Commodities Strategy Fund, Class R6 Shares (a)	4,580
5,936	JPMorgan Multi-Cap Market Neutral Fund, Select Class Shares (a)	62,331
4,703	JPMorgan Research Market Neutral Fund, Institutional Class Shares (a)	68,053
5,551	JPMorgan Systematic Alpha Fund, Class R6 Shares	84,760

	Total Alternative Assets	219,724

	Fixed Income — 62.5%
95,109	JPMorgan Core Bond Fund, Class R6 Shares	1,123,233
66,542	JPMorgan Core Plus Bond Fund, Class R6 Shares	546,974
4,178	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	33,133
17,262	JPMorgan Floating Rate Income Fund, Class R6 Shares	157,252
3,157	JPMorgan Government Bond Fund, Select Class Shares	34,317
32,495	JPMorgan High Yield Fund, Class R6 Shares	224,215
9,958	JPMorgan Inflation Managed Bond Fund, Class R6 Shares	102,471
33,989	JPMorgan Limited Duration Bond Fund, Class R6 Shares	339,547
8,466	JPMorgan Strategic Income Opportunities Fund, Class R5 Shares	94,143
1,769	JPMorgan Unconstrained Debt Fund, Class R6 Shares	17,199

	Total Fixed Income	2,672,484

	International Equity — 8.2%
2,413	JPMorgan Emerging Economies Fund, Class R6 Shares	26,010
1,310	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	26,060
2,717	JPMorgan Global Research Enhanced Index Fund, Select Class Shares	47,980
3,110	JPMorgan International Equity Fund, Class R6 Shares	43,048
9,735	JPMorgan International Research Enhanced Equity Fund, Select Class Shares	147,775
2,106	JPMorgan Intrepid European Fund, Institutional Class Shares	47,881
886	JPMorgan Latin America Fund, Class R6 Shares	10,425

	Total International Equity	349,179

	Money Market — 1.2%
49,348	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.370% (l)	49,348

	U.S. Equity — 23.0%
1,868	JPMorgan Dynamic Growth Fund, Class R5 Shares (a)	46,799
4,912	JPMorgan Equity Income Fund, Class R6 Shares	67,886
5,514	JPMorgan Intrepid America Fund, Class R6 Shares	194,573
2,571	JPMorgan Intrepid Growth Fund, Class R6 Shares	104,428
2,359	JPMorgan Intrepid Mid Cap Fund, Class R6 Shares	47,307
1,535	JPMorgan Large Cap Value Fund, Class R6 Shares	19,590
5,584	JPMorgan Market Expansion Enhanced Index Fund, Select Class Shares	58,408
1,356	JPMorgan Mid Cap Growth Fund, Class R6 Shares (a)	36,034
1,379	JPMorgan Small Cap Value Fund, Class R6 Shares	34,830
1,598	JPMorgan U.S. Dynamic Plus Fund, Select Class Shares	27,164
14,176	JPMorgan U.S. Equity Fund, Class R6 Shares	193,792
3,265	JPMorgan U.S. Large Cap Core Plus Fund, Class R5 Shares	85,976
2,330	JPMorgan Value Advantage Fund, Institutional Class Shares	65,519

	Total U.S. Equity	982,306

	Total Investments — 100.0% (Cost $3,964,374)	4,273,041
	Liabilities in Excess of Other Assets — 0.0% (g)	(1,559)

	NET ASSETS — 100.0%	$4,271,482

Percentages indicated are based on net assets.

JPMorgan Investor Conservative Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	–	Non-income producing security.
(b)	–	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	–	Amount rounds to less than 0.1%.
(l)	–	The rate shown is the current yield as of March 31, 2016.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC‘s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$391,057
Aggregate gross unrealized depreciation	(82,390)

Net unrealized appreciation/depreciation	$308,667

Federal income tax cost of investments	$3,964,374

A. Valuation of Investments —The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset value per share (“NAV”) as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Investor Conservative Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,273,041	—	—	$4,273,041

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2016.

JPMorgan Investor Growth & Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 100.0% (b)
	Alternative Assets — 4.0%
1,126	JPMorgan Commodities Strategy Fund, Class R6 Shares (a)	9,304
3,170	JPMorgan Multi-Cap Market Neutral Fund, Select Class Shares (a)	33,283
2,579	JPMorgan Research Market Neutral Fund, Institutional Class Shares (a)	37,318
3,059	JPMorgan Systematic Alpha Fund, Class R6 Shares	46,710

	Total Alternative Assets	126,615

	Fixed Income — 26.9%
23,134	JPMorgan Core Bond Fund, Class R6 Shares	273,209
23,815	JPMorgan Core Plus Bond Fund, Class R6 Shares	195,763
2,212	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	17,538
11,976	JPMorgan Floating Rate Income Fund, Class R6 Shares	109,102
1,051	JPMorgan Government Bond Fund, Select Class Shares	11,425
20,893	JPMorgan High Yield Fund, Class R6 Shares	144,160
4,021	JPMorgan Inflation Managed Bond Fund, Class R6 Shares	41,379
2,203	JPMorgan Limited Duration Bond Fund, Class R6 Shares	22,010
2,366	JPMorgan Strategic Income Opportunities Fund, Class R5 Shares	26,309
1,309	JPMorgan Unconstrained Debt Fund, Class R6 Shares	12,725

	Total Fixed Income	853,620

	International Equity — 17.6%
4,575	JPMorgan Emerging Economies Fund, Class R6 Shares	49,322
2,255	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	44,876
6,386	JPMorgan Global Research Enhanced Index Fund, Select Class Shares	112,782
7,564	JPMorgan International Equity Fund, Class R6 Shares	104,685
9,622	JPMorgan International Research Enhanced Equity Fund, Select Class Shares	146,067
645	JPMorgan International Unconstrained Equity Fund, Class R6 Shares	10,870
3,557	JPMorgan Intrepid European Fund, Institutional Class Shares	80,876
677	JPMorgan Latin America Fund, Class R6 Shares	7,972

	Total International Equity	557,450

	Money Market — 1.1%
34,386	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.370% (l)	34,386

	U.S. Equity — 50.4%
1,836	JPMorgan Dynamic Growth Fund, Class R5 Shares (a)	45,988
3,579	JPMorgan Equity Income Fund, Class R6 Shares	49,461
8,789	JPMorgan Intrepid America Fund, Class R6 Shares	310,164
2,391	JPMorgan Intrepid Growth Fund, Class R6 Shares	97,140
2,158	JPMorgan Intrepid Mid Cap Fund, Class R6 Shares	43,259
4,880	JPMorgan Large Cap Growth Fund, Class R6 Shares (a)	164,988
13,982	JPMorgan Large Cap Value Fund, Class R6 Shares	178,415
12,138	JPMorgan Market Expansion Enhanced Index Fund, Select Class Shares	126,965
959	JPMorgan Mid Cap Growth Fund, Class R6 Shares (a)	25,503
2,002	JPMorgan Small Cap Value Fund, Class R6 Shares	50,554
1,874	JPMorgan U.S. Dynamic Plus Fund, Select Class Shares	31,856
22,264	JPMorgan U.S. Equity Fund, Class R6 Shares	304,343
4,295	JPMorgan U.S. Large Cap Core Plus Fund, Class R5 Shares	113,085
1,904	JPMorgan Value Advantage Fund, Institutional Class Shares	53,552

	Total U.S. Equity	1,595,273

	Total Investments — 100.0% (Cost $2,696,529)	3,167,344
	Liabilities in Excess of Other Assets — 0.0% (g)	(1,269)

	NET ASSETS — 100.0%	$3,166,075

Percentages indicated are based on net assets.

JPMorgan Investor Growth & Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of March 31, 2016.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC‘s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$549,706
Aggregate gross unrealized depreciation	(78,891)

Net unrealized appreciation/depreciation	$470,815

Federal income tax cost of investments	$2,696,529

A. Valuation of Investments —The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset value per share (“NAV”) as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Investor Growth & Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,167,344	—	—	$3,167,344

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2016.

JPMorgan Investor Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 100.0% (b)
	Alternative Assets — 1.6%
771	JPMorgan Commodities Strategy Fund, Class R6 Shares (a)	6,367
582	JPMorgan Multi-Cap Market Neutral Fund, Select Class Shares (a)	6,110
431	JPMorgan Research Market Neutral Fund, Institutional Class Shares (a)	6,237
1,420	JPMorgan Systematic Alpha Fund, Class R6 Shares	21,679

	Total Alternative Assets	40,393

	Fixed Income — 9.1%
6,528	JPMorgan Core Bond Fund, Class R6 Shares	77,091
3,170	JPMorgan Core Plus Bond Fund, Class R6 Shares	26,054
1,029	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	8,157
1,904	JPMorgan Floating Rate Income Fund, Class R6 Shares	17,344
10,800	JPMorgan High Yield Fund, Class R6 Shares	74,517
1,285	JPMorgan Inflation Managed Bond Fund, Class R6 Shares	13,227
416	JPMorgan Strategic Income Opportunities Fund, Class R5 Shares	4,624
403	JPMorgan Unconstrained Debt Fund, Class R6 Shares	3,920

	Total Fixed Income	224,934

	International Equity — 20.9%
4,082	JPMorgan Emerging Economies Fund, Class R6 Shares	44,002
2,237	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	44,520
3,617	JPMorgan Global Research Enhanced Index Fund, Select Class Shares	63,870
7,154	JPMorgan International Equity Fund, Class R6 Shares	99,017
8,628	JPMorgan International Research Enhanced Equity Fund, Select Class Shares	130,970
3,097	JPMorgan International Unconstrained Equity Fund, Class R6 Shares	52,221
2,998	JPMorgan Intrepid European Fund, Institutional Class Shares	68,180
826	JPMorgan Latin America Fund, Class R6 Shares	9,720

	Total International Equity	512,500

	Money Market — 1.1%
26,929	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.370% (l)	26,929

	U.S. Equity — 67.3%
1,001	JPMorgan Dynamic Growth Fund, Class R5 Shares (a)	25,080
2,630	JPMorgan Equity Income Fund, Class R6 Shares	36,353
7,752	JPMorgan Intrepid America Fund, Class R6 Shares	273,582
3,116	JPMorgan Intrepid Growth Fund, Class R6 Shares	126,556
4,043	JPMorgan Intrepid Mid Cap Fund, Class R6 Shares	81,070
5,483	JPMorgan Large Cap Growth Fund, Class R6 Shares (a)	185,392
18,553	JPMorgan Large Cap Value Fund, Class R6 Shares	236,732
13,423	JPMorgan Market Expansion Enhanced Index Fund, Select Class Shares	140,408
1,153	JPMorgan Mid Cap Growth Fund, Class R6 Shares (a)	30,642
2,060	JPMorgan Small Cap Value Fund, Class R6 Shares	52,010
1,339	JPMorgan U.S. Dynamic Plus Fund, Select Class Shares	22,764
22,735	JPMorgan U.S. Equity Fund, Class R6 Shares	310,791
3,462	JPMorgan U.S. Large Cap Core Plus Fund, Class R5 Shares	91,148
1,439	JPMorgan Value Advantage Fund, Institutional Class Shares	40,453

	Total U.S. Equity	1,652,981

	Total Investments — 100.0% (Cost $2,000,951)	2,457,737
	Liabilities in Excess of Other Assets — 0.0% (g)	(734)

	NET ASSETS — 100.0%	$2,457,003

Percentages indicated are based on net assets.

JPMorgan Investor Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	–	Non-income producing security.
(b)	–	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	–	Amount rounds to less than 0.1%.
(l)	–	The rate shown is the current yield as of March 31, 2016.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC‘s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$512,346
Aggregate gross unrealized depreciation	(55,560)

Net unrealized appreciation/depreciation	$456,786

Federal income tax cost of investments	$2,000,951

A. Valuation of Investments —The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset value per share (“NAV”) as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Investor Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,457,737	—	—	$2,457,737

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2016.

JPMorgan Large Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 95.0%
	Consumer Discretionary — 20.7%
	Auto Components — 1.4%
2,671	Delphi Automotive plc, (United Kingdom)	200,393

	Automobiles — 0.6%
371	Tesla Motors, Inc. (a)	85,176

	Hotels, Restaurants & Leisure — 3.1%
134	Chipotle Mexican Grill, Inc. (a)	62,874
6,540	Starbucks Corp.	390,461

		453,335

	Internet & Catalog Retail — 5.8%
1,000	Amazon.com, Inc. (a)	593,664
2,182	Netflix, Inc. (a)	223,107
22	Priceline Group, Inc. (The) (a)	28,099

		844,870

	Media — 3.3%
6,890	Comcast Corp., Class A	420,823
1,684	Liberty Global plc, (United Kingdom), Series C (a)	63,255

		484,078

	Specialty Retail — 6.5%
5,572	Home Depot, Inc. (The)	743,472
1,697	Ross Stores, Inc.	98,244
482	Ulta Salon Cosmetics & Fragrance, Inc. (a)	93,441

		935,157

	Total Consumer Discretionary	3,003,009

	Consumer Staples — 10.3%
	Beverages — 2.9%
2,634	Coca-Cola Co. (The)	122,182
815	Constellation Brands, Inc., Class A	123,093
1,357	Monster Beverage Corp. (a)	181,037

		426,312

	Food & Staples Retailing — 5.3%
1,546	Costco Wholesale Corp.	243,618
2,155	CVS Health Corp.	223,528
1,493	Walgreens Boots Alliance, Inc.	125,762
2,534	Wal-Mart Stores, Inc.	173,581

		766,489

	Tobacco — 2.1%
6,038	Reynolds American, Inc.	303,767

	Total Consumer Staples	1,496,568

	Energy — 0.4%
	Oil, Gas & Consumable Fuels — 0.4%
1,210	Marathon Petroleum Corp.	44,995
101	Pioneer Natural Resources Co.	14,215

	Total Energy	59,210

	Financials — 1.9%
	Diversified Financial Services — 1.9%
387	Intercontinental Exchange, Inc.	90,882
1,814	Moody’s Corp.	175,169

	Total Financials	266,051

	Health Care — 11.5%
	Biotechnology — 6.8%
68	Alexion Pharmaceuticals, Inc. (a)	9,523
32	Biogen, Inc. (a)	8,200
964	BioMarin Pharmaceutical, Inc. (a)	79,486
1,117	Celgene Corp. (a)	111,750
3,867	Gilead Sciences, Inc.	355,177
448	Incyte Corp. (a)	32,438
692	Regeneron Pharmaceuticals, Inc. (a)	249,496
1,715	Vertex Pharmaceuticals, Inc. (a)	136,333

		982,403

	Health Care Equipment & Supplies — 0.8%
208	Intuitive Surgical, Inc. (a)	125,199

	Health Care Providers & Services — 1.3%
2,127	AmerisourceBergen Corp.	184,074

	Life Sciences Tools & Services — 1.8%
1,044	Illumina, Inc. (a)	169,194
614	Thermo Fisher Scientific, Inc.	86,979

		256,173

	Pharmaceuticals — 0.8%
1,119	Johnson & Johnson	121,022

	Total Health Care	1,668,871

	Industrials — 7.5%
	Aerospace & Defense — 3.5%
2,682	Honeywell International, Inc.	300,462
1,015	Northrop Grumman Corp.	200,849

		501,311

	Airlines — 2.4%
7,112	Delta Air Lines, Inc.	346,227

	Electrical Equipment — 0.5%
361	Acuity Brands, Inc.	78,705

JPMorgan Large Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Industrial Conglomerates — 1.1%
896	Roper Technologies, Inc.	163,762

	Total Industrials	1,090,005

	Information Technology — 38.2%
	Electronic Equipment, Instruments & Components — 0.3%
690	Amphenol Corp., Class A	39,879

	Internet Software & Services — 12.5%
1,159	Alphabet, Inc., Class C (a)	863,369
31	Baidu, Inc., (China), ADR (a)	5,974
7,036	Facebook, Inc., Class A (a)	802,773
231	LinkedIn Corp., Class A (a)	26,461
1,367	VeriSign, Inc. (a)	121,043

		1,819,620

	IT Services — 10.2%
1,068	Accenture plc, (Ireland), Class A	123,259
2,339	Cognizant Technology Solutions Corp., Class A (a)	146,655
4,958	MasterCard, Inc., Class A	468,503
1,648	PayPal Holdings, Inc. (a)	63,605
2,320	Vantiv, Inc., Class A (a)	124,980
7,250	Visa, Inc., Class A	554,503

		1,481,505

	Semiconductors & Semiconductor Equipment — 3.5%
304	ARM Holdings plc, (United Kingdom), ADR	13,290
173	ASML Holding N.V., (Netherlands)	17,365
2,224	Broadcom Ltd., (Singapore)	343,639
1,730	NXP Semiconductors N.V., (Netherlands) (a)	140,211

		514,505

	Software — 8.0%
4,492	Activision Blizzard, Inc.	152,016
2,994	Adobe Systems, Inc. (a)	280,875
7,523	Microsoft Corp.	415,495
3,230	salesforce.com, Inc. (a)	238,441
805	ServiceNow, Inc. (a)	49,256
455	Splunk, Inc. (a)	22,278

		1,158,361

	Technology Hardware, Storage & Peripherals — 3.7%
4,894	Apple, Inc.	533,352

	Total Information Technology	5,547,222

	Materials — 4.5%
	Chemicals — 4.5%
1,415	Ecolab, Inc.	157,845
1,734	LyondellBasell Industries N.V., Class A	148,413
584	PPG Industries, Inc.	65,066
1,002	Sherwin-Williams Co. (The)	285,325

	Total Materials	656,649

	Total Common Stocks (Cost $9,233,283)	13,787,585

Short-Term Investment — 6.1%
	Investment Company — 6.1%
891,147	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.370% (b) (l) (Cost $891,147)	891,147

	Total Investments — 101.1% (Cost $10,124,430)	14,678,732
	Liabilities in Excess of Other Assets — (1.1)%	(156,840)

	NET ASSETS — 100.0%	$14,521,892

Percentages indicated are based on net assets.

JPMorgan Large Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,722,981
Aggregate gross unrealized depreciation	(168,679)

Net unrealized appreciation/depreciation	$4,554,302

Federal income tax cost of investments	$10,124,430

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$14,678,732	$—	$—	$14,678,732

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2016.

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 95.8%
	Consumer Discretionary — 23.1%
	Auto Components — 0.7%
20	Delphi Automotive plc, (United Kingdom)	1,463
88	Magna International, Inc., (Canada)	3,759

		5,222

	Automobiles — 3.0%
689	General Motors Co.	21,652

	Hotels, Restaurants & Leisure — 5.1%
292	Carnival Corp.	15,393
81	Hilton Worldwide Holdings, Inc.	1,814
210	Royal Caribbean Cruises Ltd.	17,276
21	Wynn Resorts Ltd.	1,943

		36,426

	Household Durables — 7.3%
44	CalAtlantic Group, Inc.	1,467
192	Harman International Industries, Inc.	17,051
84	MDC Holdings, Inc.	2,100
78	Meritage Homes Corp. (a)	2,847
34	Newell Rubbermaid, Inc.	1,502
653	PulteGroup, Inc.	12,218
147	Taylor Morrison Home Corp., Class A (a)	2,071
274	Toll Brothers, Inc. (a)	8,092
26	Whirlpool Corp.	4,671

		52,019

	Media — 3.6%
18	Charter Communications, Inc., Class A (a)	3,644
85	Comcast Corp., Class A	5,204
111	DISH Network Corp., Class A (a)	5,112
41	Time Warner, Inc.	2,953
303	Twenty-First Century Fox, Inc., Class A	8,439

		25,352

	Specialty Retail — 2.0%
114	AutoNation, Inc. (a)	5,336
214	Best Buy Co., Inc.	6,942
23	Lowe’s Cos., Inc.	1,704

		13,982

	Textiles, Apparel & Luxury Goods — 1.4%
104	PVH Corp.	10,322

	Total Consumer Discretionary	164,975

	Consumer Staples — 2.2%
	Beverages — 0.6%
46	Molson Coors Brewing Co., Class B	4,424

	Food Products — 0.2%
44	Snyder’s-Lance, Inc.	1,379

	Tobacco — 1.4%
104	Philip Morris International, Inc.	10,184

	Total Consumer Staples	15,987

	Energy — 9.5%
	Energy Equipment & Services — 1.4%
205	Halliburton Co.	7,319
311	Nabors Industries Ltd.	2,860

		10,179

	Oil, Gas & Consumable Fuels — 8.1%
5	California Resources Corp.	5
96	Chevron Corp.	9,158
208	ConocoPhillips	8,376
24	Diamondback Energy, Inc. (a)	1,829
100	Exxon Mobil Corp.	8,391
165	Marathon Petroleum Corp.	6,142
53	Occidental Petroleum Corp.	3,634
45	ONEOK, Inc.	1,350
105	PBF Energy, Inc., Class A	3,469
40	Pioneer Natural Resources Co.	5,630
150	Valero Energy Corp.	9,602

		57,586

	Total Energy	67,765

	Financials — 27.3%
	Banks — 13.2%
786	Bank of America Corp.	10,621
359	Barclays plc, (United Kingdom), ADR	3,091
334	BB&T Corp.	11,099
550	Citigroup, Inc.	22,964
30	East West Bancorp, Inc.	984
717	Huntington Bancshares, Inc.	6,839
137	ING Groep N.V., (Netherlands), ADR	1,633
801	KeyCorp	8,847
32	M&T Bank Corp.	3,530
20	SVB Financial Group (a)	1,990
473	Wells Fargo & Co.	22,883

		94,481

	Capital Markets — 3.3%
78	Goldman Sachs Group, Inc. (The)	12,166

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Capital Markets — continued
344	Morgan Stanley	8,606
54	State Street Corp.	3,160

		23,932

	Consumer Finance — 2.5%
91	Ally Financial, Inc. (a)	1,705
108	Capital One Financial Corp.	7,458
65	Discover Financial Services	3,305
4	LendingClub Corp. (a)	31
195	Synchrony Financial (a)	5,600

		18,099

	Diversified Financial Services — 0.8%
9	Intercontinental Exchange, Inc.	2,093
113	Voya Financial, Inc.	3,352

		5,445

	Insurance — 5.4%
129	American International Group, Inc.	6,951
189	Arthur J. Gallagher & Co.	8,397
389	MetLife, Inc.	17,085
88	Principal Financial Group, Inc.	3,452
69	XL Group plc, (Ireland)	2,554

		38,439

	Real Estate Investment Trusts (REITs) — 1.5%
14	AvalonBay Communities, Inc.	2,606
20	LaSalle Hotel Properties	496
167	Prologis, Inc.	7,378

		10,480

	Real Estate Management & Development — 0.1%
49	St. Joe Co. (The) (a)	834

	Thrifts & Mortgage Finance — 0.5%
179	BofI Holding, Inc. (a)	3,826

	Total Financials	195,536

	Health Care — 11.2%
	Biotechnology — 1.2%
27	Celgene Corp. (a)	2,653
46	Gilead Sciences, Inc.	4,262
19	Vertex Pharmaceuticals, Inc. (a)	1,534

		8,449

	Health Care Providers & Services — 4.6%
174	Aetna, Inc.	19,571
38	Anthem, Inc.	5,240
13	Cigna Corp.	1,825
19	Humana, Inc.	3,445
17	McKesson Corp.	2,689

		32,770

	Life Sciences Tools & Services — 0.2%
28	PAREXEL International Corp. (a)	1,782

	Pharmaceuticals — 5.2%
19	Allergan plc (a)	5,200
33	Perrigo Co. plc, (Ireland)	4,183
935	Pfizer, Inc.	27,710

		37,093

	Total Health Care	80,094

	Industrials — 7.3%
	Aerospace & Defense — 0.7%
138	Textron, Inc.	5,013

	Airlines — 2.8%
131	Delta Air Lines, Inc.	6,367
72	Spirit Airlines, Inc. (a)	3,431
164	United Continental Holdings, Inc. (a)	9,811

		19,609

	Construction & Engineering — 0.5%
66	Fluor Corp.	3,533

	Machinery — 3.3%
169	Allison Transmission Holdings, Inc.	4,552
61	Ingersoll-Rand plc	3,795
237	PACCAR, Inc.	12,956
48	Pentair plc, (United Kingdom)	2,588

		23,891

	Total Industrials	52,046

	Information Technology — 9.1%
	Electronic Equipment, Instruments & Components — 1.4%
158	TE Connectivity Ltd., (Switzerland)	9,783

	Internet Software & Services — 0.1%
70	Match Group, Inc. (a)	769

	IT Services — 1.7%
69	Fidelity National Information Services, Inc.	4,343
267	First Data Corp., Class A (a)	3,455
30	International Business Machines Corp.	4,498

		12,296

	Semiconductors & Semiconductor Equipment — 4.9%
101	Broadcom Ltd., (Singapore)	15,674
51	Lam Research Corp.	4,204

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Semiconductors & Semiconductor Equipment — continued
168	Marvell Technology Group Ltd., (Bermuda)	1,733
142	NXP Semiconductors N.V., (Netherlands) (a)	11,472
47	Qorvo, Inc. (a)	2,379

		35,462

	Software — 0.3%
42	Synopsys, Inc. (a)	2,054

	Technology Hardware, Storage & Peripherals — 0.7%
67	EMC Corp.	1,783
64	Western Digital Corp.	3,038

		4,821

	Total Information Technology	65,185

	Materials — 4.4%
	Chemicals — 2.6%
35	Albemarle Corp.	2,257
96	Axiall Corp.	2,095
55	E.I. du Pont de Nemours & Co.	3,470
60	Eastman Chemical Co.	4,297
104	Mosaic Co. (The)	2,819
215	Olin Corp.	3,726

		18,664

	Containers & Packaging — 0.6%
109	WestRock Co.	4,266

	Metals & Mining — 1.2%
624	Norsk Hydro ASA, (Norway), ADR	2,535
177	Rio Tinto plc, (United Kingdom), ADR	4,998
64	United States Steel Corp.	1,026

		8,559

	Total Materials	31,489

	Telecommunication Services — 0.4%
	Wireless Telecommunication Services — 0.4%
68	T-Mobile US, Inc. (a)	2,613

	Utilities — 1.3%
	Electric Utilities — 1.3%
77	NextEra Energy, Inc.	9,077

	Total Common Stocks (Cost $624,314)	684,767

NUMBER OF WARRANTS	SECURITY DESCRIPTION	VALUE($)
Warrant — 0.0%
	Financials — 0.0%
	Consumer Finance — 0.0%
36	Imperial Holdings, Inc., expiring 10/01/19 (Strike Price $10.75) (a) (Cost $—)	—

SHARES
Short-Term Investment — 1.6%
	Investment Company — 1.6%
11,770	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.370% (b) (l) (Cost $11,770)	11,770

	Total Investments — 97.4% (Cost $636,084)	696,537
	Other Assets in Excess of Liabilities — 2.6%	18,671

	NET ASSETS — 100.0%	$715,208

Percentages indicated are based on net assets.

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MARCH 31, 2016	NET UNREALIZED APPRECIATION
	Long Futures Outstanding:
40	E-mini S&P 500	06/17/16	USD	$4,103	$24

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

USD	—	United States Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$71,374
Aggregate gross unrealized depreciation	(10,921)

Net unrealized appreciation/depreciation	$60,453

Federal income tax cost of investments	$636,084

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$164,975	$—	$—		$164,975
Consumer Staples	15,987	—	—		15,987
Energy	67,765	—	—		67,765
Financials	195,536	—	—		195,536
Health Care	80,094	—	—		80,094
Industrials	52,046	—	—		52,046
Information Technology	65,185	—	—		65,185
Materials	31,489	—	—		31,489
Telecommunication Services	2,613	—	—		2,613
Utilities	9,077	—	—		9,077

Total Common Stocks	684,767	—	—		684,767

Warrants
Financials	—	—	—	(a)	—	(a)
Short-Term Investment
Investment Company	11,770	—	—		11,770

Total Investments in Securities	696,537	—	—	(a)	696,537

Appreciation in Other Financial Instruments
Futures Contracts	$24	$—	$—		$24

(a)	Value is zero.

There were no transfers among any levels during the period ended March 31, 2016.

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.9%
	Consumer Discretionary — 11.6%
	Auto Components — 0.4%
218	Dana Holding Corp.	3,071
4	Gentherm, Inc. (a)	154
12	Standard Motor Products, Inc.	423

		3,648

	Automobiles — 0.2%
19	Thor Industries, Inc.	1,214
14	Winnebago Industries, Inc.	303

		1,517

	Distributors — 0.5%
4	Core-Mark Holding Co., Inc.	294
126	LKQ Corp. (a)	4,036
35	VOXX International Corp. (a)	155

		4,485

	Diversified Consumer Services — 0.2%
7	Capella Education Co.	345
2	Graham Holdings Co., Class B	960
5	Strayer Education, Inc. (a)	239

		1,544

	Hotels, Restaurants & Leisure — 1.8%
10	BJ’s Restaurants, Inc. (a)	399
38	Boyd Gaming Corp. (a)	777
69	Brinker International, Inc.	3,174
6	Buffalo Wild Wings, Inc. (a)	889
38	Cheesecake Factory, Inc. (The)	1,991
13	Cracker Barrel Old Country Store, Inc.	1,989
3	Domino’s Pizza, Inc.	356
16	Jack in the Box, Inc.	1,009
12	Marriott Vacations Worldwide Corp.	825
21	Panera Bread Co., Class A (a)	4,240
6	Red Robin Gourmet Burgers, Inc. (a)	374
27	Ruby Tuesday, Inc. (a)	146
26	Texas Roadhouse, Inc.	1,148

		17,317

	Household Durables — 2.1%
14	Helen of Troy Ltd. (a)	1,419
85	Jarden Corp. (a)	5,038
22	La-Z-Boy, Inc.	593
16	Meritage Homes Corp. (a)	583
3	NVR, Inc. (a)	5,005
26	Tempur Sealy International, Inc. (a)	1,556
66	Toll Brothers, Inc. (a)	1,957
77	TopBuild Corp. (a)	2,299
19	Tupperware Brands Corp.	1,117

		19,567

	Internet & Catalog Retail — 0.1%
6	Blue Nile, Inc.	150
13	HSN, Inc.	701
10	Nutrisystem, Inc.	215

		1,066

	Leisure Products — 0.8%
41	Brunswick Corp.	1,948
259	Callaway Golf Co.	2,366
9	Polaris Industries, Inc.	904
7	Sturm Ruger & Co., Inc.	499
27	Vista Outdoor, Inc. (a)	1,387

		7,104

	Media — 0.8%
37	AMC Networks, Inc., Class A (a)	2,429
1	Cable One, Inc.	350
44	Cinemark Holdings, Inc.	1,576
62	Live Nation Entertainment, Inc. (a)	1,394
16	Meredith Corp.	748
41	Sizmek, Inc. (a)	119
46	Time, Inc.	713

		7,329

	Multiline Retail — 0.2%
25	Big Lots, Inc.	1,138
116	J.C. Penney Co., Inc. (a)	1,286

		2,424

	Specialty Retail — 3.4%
123	Aaron’s, Inc.	3,078
39	Abercrombie & Fitch Co., Class A	1,233
73	American Eagle Outfitters, Inc.	1,220
57	Ascena Retail Group, Inc. (a)	628
53	Caleres, Inc.	1,485
74	Cato Corp. (The), Class A	2,871
69	Chico’s FAS, Inc.	916
40	Children’s Place, Inc. (The)	3,308
30	CST Brands, Inc.	1,156
41	Dick’s Sporting Goods, Inc.	1,903
33	Express, Inc. (a)	696
22	Finish Line, Inc. (The), Class A	466
41	Foot Locker, Inc.	2,662
10	Group 1 Automotive, Inc.	596
123	Guess?, Inc.	2,303
8	Haverty Furniture Cos., Inc.	160
14	Kirkland’s, Inc.	244
25	Lithia Motors, Inc., Class A	2,194
30	Murphy USA, Inc. (a)	1,850
359	Office Depot, Inc. (a)	2,552
22	Select Comfort Corp. (a)	431

		31,952

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Textiles, Apparel & Luxury Goods — 1.1%
31	Carter’s, Inc.	3,267
31	Crocs, Inc. (a)	302
12	Deckers Outdoor Corp. (a)	725
17	Fossil Group, Inc. (a)	733
8	Movado Group, Inc.	206
6	Oxford Industries, Inc.	397
44	Perry Ellis International, Inc. (a)	812
61	Skechers U.S.A., Inc., Class A (a)	1,868
25	Steven Madden Ltd. (a)	920
39	Wolverine World Wide, Inc.	713

		9,943

	Total Consumer Discretionary	107,896

	Consumer Staples — 3.2%
	Food & Staples Retailing — 0.6%
10	Andersons, Inc. (The)	327
17	Casey’s General Stores, Inc.	1,956
75	SpartanNash Co.	2,263
9	Sprouts Farmers Market, Inc. (a)	264
201	SUPERVALU, Inc. (a)	1,159

		5,969

	Food Products — 2.1%
26	B&G Foods, Inc.	890
12	Cal-Maine Foods, Inc.	643
71	Darling Ingredients, Inc. (a)	931
154	Dean Foods Co.	2,659
55	Flowers Foods, Inc.	1,010
31	Hain Celestial Group, Inc. (The) (a)	1,255
62	Ingredion, Inc.	6,628
6	J&J Snack Foods Corp.	649
51	Post Holdings, Inc. (a)	3,480
6	Sanderson Farms, Inc.	516
13	Seneca Foods Corp., Class A (a)	467
19	WhiteWave Foods Co. (The) (a)	768

		19,896

	Household Products — 0.3%
91	Central Garden & Pet Co., Class A (a)	1,474
28	Energizer Holdings, Inc.	1,116

		2,590

	Personal Products — 0.1%
174	Avon Products, Inc.	837
6	Medifast, Inc.	176

		1,013

	Tobacco — 0.1%
10	Universal Corp.	545

	Total Consumer Staples	30,013

	Energy — 3.0%
	Energy Equipment & Services — 1.4%
179	Archrock, Inc.	1,430
24	Atwood Oceanics, Inc.	217
46	Bristow Group, Inc.	867
9	Dril-Quip, Inc. (a)	564
14	Exterran Corp. (a)	211
49	Gulf Island Fabrication, Inc.	386
173	Helix Energy Solutions Group, Inc. (a)	971
56	Matrix Service Co. (a)	992
120	Nabors Industries Ltd. (Bermuda)	1,106
105	Noble Corp. plc, (United Kingdom)	1,085
41	Oceaneering International, Inc.	1,349
20	Oil States International, Inc. (a)	642
55	Patterson-UTI Energy, Inc.	966
25	Pioneer Energy Services Corp. (a)	55
54	Rowan Cos. plc, Class A	861
135	Superior Energy Services, Inc.	1,806
13	Tesco Corp.	111

		13,619

	Oil, Gas & Consumable Fuels — 1.6%
19	Bill Barrett Corp. (a)	120
124	California Resources Corp.	128
6	Contango Oil & Gas Co. (a)	68
17	Green Plains, Inc.	263
120	Gulfport Energy Corp. (a)	3,401
139	HollyFrontier Corp.	4,915
5	PDC Energy, Inc. (a)	321
70	QEP Resources, Inc.	992
3	REX American Resources Corp. (a)	178
29	Western Refining, Inc.	838
37	World Fuel Services Corp.	1,806
234	WPX Energy, Inc. (a)	1,638

		14,668

	Total Energy	28,287

	Financials — 24.0%
	Banks — 6.4%
142	Associated Banc-Corp.	2,551
48	BancorpSouth, Inc.	1,020
29	Bank of Hawaii Corp.	1,976
24	Bank of the Ozarks, Inc.	1,021
7	Banner Corp.	312
34	BBCN Bancorp, Inc.	512
34	Boston Private Financial Holdings, Inc.	390
32	Brookline Bancorp, Inc.	356
35	Cathay General Bancorp	998
28	Columbia Banking System, Inc.	833
2	Commerce Bancshares, Inc.	90

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Banks — continued
18	Community Bank System, Inc.	702
38	CVB Financial Corp.	657
138	East West Bancorp, Inc.	4,487
23	First Financial Bancorp	409
55	First Horizon National Corp.	723
164	First Midwest Bancorp, Inc.	2,952
8	First NBC Bank Holding Co. (a)	161
91	Fulton Financial Corp.	1,221
35	Hancock Holding Co.	801
62	Hanmi Financial Corp.	1,369
19	Home BancShares, Inc.	760
13	Independent Bank Corp.	597
17	LegacyTexas Financial Group, Inc.	326
24	MB Financial, Inc.	781
15	NBT Bancorp, Inc.	413
103	PacWest Bancorp	3,827
15	Pinnacle Financial Partners, Inc.	733
28	PrivateBancorp, Inc.	1,088
20	Signature Bank (a)	2,668
16	Simmons First National Corp., Class A	726
187	Sterling Bancorp	2,979
38	SVB Financial Group (a)	3,898
136	Synovus Financial Corp.	3,938
263	TCF Financial Corp.	3,222
19	Texas Capital Bancshares, Inc. (a)	714
35	Trustmark Corp.	802
17	UMB Financial Corp.	852
133	Umpqua Holdings Corp.	2,103
152	United Community Banks, Inc.	2,805
38	Webster Financial Corp.	1,348
24	Wilshire Bancorp, Inc.	249
20	Wintrust Financial Corp.	892

		59,262

	Capital Markets — 2.1%
22	Eaton Vance Corp.	744
61	Evercore Partners, Inc., Class A	3,167
49	HFF, Inc., Class A	1,343
78	INTL. FCStone, Inc. (a)	2,093
6	Piper Jaffray Cos. (a)	318
101	Raymond James Financial, Inc.	4,831
133	SEI Investments Co.	5,706
26	Stifel Financial Corp. (a)	755
3	Virtus Investment Partners, Inc.	250
36	Waddell & Reed Financial, Inc., Class A	841

		20,048

	Consumer Finance — 0.3%
24	Cash America International, Inc.	925
9	Encore Capital Group, Inc. (a)	236
10	Green Dot Corp., Class A (a)	237
174	SLM Corp. (a)	1,104

		2,502

	Diversified Financial Services — 0.8%
3	CBOE Holdings, Inc.	173
18	FactSet Research Systems, Inc.	2,713
16	MarketAxess Holdings, Inc.	1,947
39	MSCI, Inc.	2,852

		7,685

	Insurance — 4.8%
7	Alleghany Corp. (a)	3,356
63	American Financial Group, Inc.	4,403
8	AMERISAFE, Inc.	405
42	Arthur J. Gallagher & Co.	1,859
70	Aspen Insurance Holdings Ltd., (Bermuda)	3,355
39	Brown & Brown, Inc.	1,394
31	Everest Re Group Ltd., (Bermuda)	6,212
114	First American Financial Corp.	4,325
59	Hanover Insurance Group, Inc. (The)	5,299
5	Navigators Group, Inc. (The) (a)	456
225	Old Republic International Corp.	4,109
55	Reinsurance Group of America, Inc.	5,323
24	Selective Insurance Group, Inc.	874
12	Stewart Information Services Corp.	419
17	United Fire Group, Inc.	723
39	W.R. Berkley Corp.	2,202

		44,714

	Real Estate Investment Trusts (REITs) — 8.6%
19	Acadia Realty Trust	669
27	Alexandria Real Estate Equities, Inc.	2,449
16	American Assets Trust, Inc.	619
45	American Campus Communities, Inc.	2,098
10	Camden Property Trust	871
270	Capstead Mortgage Corp.	2,671
64	Care Capital Properties, Inc.	1,712
30	Cedar Realty Trust, Inc.	220
23	Chesapeake Lodging Trust	601
16	CoreSite Realty Corp.	1,092
121	Corporate Office Properties Trust	3,171
56	Corrections Corp. of America	1,789
106	Cousins Properties, Inc.	1,105
299	DiamondRock Hospitality Co.	3,022
80	Douglas Emmett, Inc.	2,406

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Real Estate Investment Trusts (REITs) — continued
136	Duke Realty Corp.	3,063
4	EastGroup Properties, Inc.	245
20	EPR Properties	1,347
11	Equity One, Inc.	309
31	Franklin Street Properties Corp.	330
29	GEO Group, Inc. (The)	1,016
11	Getty Realty Corp.	227
17	Government Properties Income Trust	297
57	Highwoods Properties, Inc.	2,702
62	Hospitality Properties Trust	1,651
41	Kilroy Realty Corp.	2,528
129	Kite Realty Group Trust	3,586
49	Liberty Property Trust	1,646
38	Mack-Cali Realty Corp.	888
104	Medical Properties Trust, Inc.	1,355
64	Mid-America Apartment Communities, Inc.	6,534
9	Parkway Properties, Inc.	145
47	Post Properties, Inc.	2,825
15	PS Business Parks, Inc.	1,554
142	Rayonier, Inc.	3,509
39	Regency Centers Corp.	2,900
42	Retail Opportunity Investments Corp.	851
5	Saul Centers, Inc.	270
158	Senior Housing Properties Trust	2,821
13	Sovran Self Storage, Inc.	1,566
269	Summit Hotel Properties, Inc.	3,220
40	Tanger Factory Outlet Centers, Inc.	1,467
58	Taubman Centers, Inc.	4,102
10	Urstadt Biddle Properties, Inc., Class A	209
52	Weingarten Realty Investors	1,965
69	WP Glimcher, Inc.	655

		80,278

	Real Estate Management & Development — 0.6%
21	Alexander & Baldwin, Inc.	753
40	Jones Lang LaSalle, Inc.	4,697
8	RE/MAX Holdings, Inc., Class A	261

		5,711

	Thrifts & Mortgage Finance — 0.4%
30	BofI Holding, Inc. (a)	636
101	Dime Community Bancshares, Inc.	1,771
37	New York Community Bancorp, Inc.	584
23	Provident Financial Services, Inc.	464
39	TrustCo Bank Corp.	235
13	Walker & Dunlop, Inc. (a)	313

		4,003

	Total Financials	224,203

	Health Care — 9.6%
	Biotechnology — 0.9%
62	Acorda Therapeutics, Inc. (a)	1,635
8	Emergent BioSolutions, Inc. (a)	305
243	Momenta Pharmaceuticals, Inc. (a)	2,242
37	United Therapeutics Corp. (a)	4,086

		8,268

	Health Care Equipment & Supplies — 3.6%
16	ABIOMED, Inc. (a)	1,545
34	Align Technology, Inc. (a)	2,471
47	AngioDynamics, Inc. (a)	581
12	CONMED Corp.	507
22	Cooper Cos., Inc. (The)	3,372
9	Cynosure, Inc., Class A (a)	384
10	Greatbatch, Inc. (a)	360
22	Haemonetics Corp. (a)	756
72	Hill-Rom Holdings, Inc.	3,601
94	Hologic, Inc. (a)	3,236
21	ICU Medical, Inc. (a)	2,217
20	IDEXX Laboratories, Inc. (a)	1,551
12	LivaNova plc, (United Kingdom) (a)	642
66	Masimo Corp. (a)	2,774
61	Natus Medical, Inc. (a)	2,352
22	NuVasive, Inc. (a)	1,061
–(h)	Nuvectra Corp. (a)	–	(h)
62	ResMed, Inc.	3,556
38	STERIS plc, (United Kingdom)	2,672
4	West Pharmaceutical Services, Inc.	250

		33,888

	Health Care Providers & Services — 3.0%
17	AMN Healthcare Services, Inc. (a)	567
20	Amsurg Corp. (a)	1,473
11	Centene Corp. (a)	672
86	Community Health Systems, Inc. (a)	1,599
33	Cross Country Healthcare, Inc. (a)	388
14	Ensign Group, Inc. (The)	309
9	Healthways, Inc. (a)	89
61	Kindred Healthcare, Inc.	754
51	LifePoint Health, Inc. (a)	3,511
29	Magellan Health, Inc. (a)	1,974
40	MEDNAX, Inc. (a)	2,603
46	Molina Healthcare, Inc. (a)	2,966
29	Owens & Minor, Inc.	1,176
118	PharMerica Corp. (a)	2,598
4	Providence Service Corp. (The) (a)	204

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Health Care Providers & Services — continued
85	VCA, Inc. (a)	4,885
26	WellCare Health Plans, Inc. (a)	2,412

		28,180

	Health Care Technology — 0.3%
186	Allscripts Healthcare Solutions, Inc. (a)	2,450
12	HMS Holdings Corp. (a)	166
14	Omnicell, Inc. (a)	399
19	Quality Systems, Inc.	282

		3,297

	Life Sciences Tools & Services — 1.1%
31	Affymetrix, Inc. (a)	438
10	Albany Molecular Research, Inc. (a)	150
9	Bio-Rad Laboratories, Inc., Class A (a)	1,230
14	Cambrex Corp. (a)	612
25	Charles River Laboratories International, Inc. (a)	1,861
12	Mettler-Toledo International, Inc. (a)	4,206
25	PAREXEL International Corp. (a)	1,558

		10,055

	Pharmaceuticals — 0.7%
81	Akorn, Inc. (a)	1,911
11	Catalent, Inc. (a)	285
21	Depomed, Inc. (a)	294
21	Impax Laboratories, Inc. (a)	663
65	Medicines Co. (The) (a)	2,056
22	Prestige Brands Holdings, Inc. (a)	1,157

		6,366

	Total Health Care	90,054

	Industrials — 16.1%
	Aerospace & Defense — 1.6%
13	AAR Corp.	293
28	Aerojet Rocketdyne Holdings, Inc. (a)	451
3	B/E Aerospace, Inc.	145
25	Curtiss-Wright Corp.	1,922
9	Engility Holdings, Inc. (a)	160
50	Huntington Ingalls Industries, Inc.	6,882
58	Moog, Inc., Class A (a)	2,635
26	Orbital ATK, Inc.	2,226

		14,714

	Air Freight & Logistics — 0.6%
58	Atlas Air Worldwide Holdings, Inc. (a)	2,452
85	Hub Group, Inc., Class A (a)	3,461

		5,913

	Airlines — 1.4%
66	Alaska Air Group, Inc.	5,400
88	Hawaiian Holdings, Inc. (a)	4,167
189	JetBlue Airways Corp. (a)	3,996

		13,563

	Building Products — 1.4%
56	A.O. Smith Corp.	4,236
31	American Woodmark Corp. (a)	2,282
36	Fortune Brands Home & Security, Inc.	2,012
14	Gibraltar Industries, Inc. (a)	400
23	Lennox International, Inc.	3,104
14	Quanex Building Products Corp.	241
8	Universal Forest Products, Inc.	694

		12,969

	Commercial Services & Supplies — 1.9%
25	ABM Industries, Inc.	797
91	Essendant, Inc.	2,901
26	Herman Miller, Inc.	793
18	HNI Corp.	716
65	Interface, Inc.	1,203
12	Matthews International Corp., Class A	637
257	R.R. Donnelley & Sons Co.	4,215
116	Tetra Tech, Inc.	3,447
10	US Ecology, Inc.	446
83	Viad Corp.	2,433

		17,588

	Construction & Engineering — 1.4%
134	AECOM (a)	4,134
99	Aegion Corp. (a)	2,078
16	Comfort Systems USA, Inc.	497
61	EMCOR Group, Inc.	2,953
176	KBR, Inc.	2,723
4	Valmont Industries, Inc.	446

		12,831

	Electrical Equipment — 1.3%
11	AZZ, Inc.	600
63	EnerSys	3,512
199	General Cable Corp.	2,434
19	Hubbell, Inc.	2,000
60	Regal Beloit Corp.	3,757

		12,303

	Industrial Conglomerates — 0.6%
53	Carlisle Cos., Inc.	5,227

	Machinery — 3.3%
36	AGCO Corp.	1,775
12	Albany International Corp., Class A	448
80	Barnes Group, Inc.	2,810

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Machinery — continued
18	Briggs & Stratton Corp.	435
69	Crane Co.	3,696
26	Federal Signal Corp.	349
76	Greenbrier Cos., Inc. (The)	2,095
27	IDEX Corp.	2,279
90	ITT Corp.	3,332
34	Kennametal, Inc.	753
12	Lincoln Electric Holdings, Inc.	714
7	Lydall, Inc. (a)	221
25	Mueller Industries, Inc.	733
17	SPX Corp.	249
107	SPX FLOW, Inc. (a)	2,686
6	Standex International Corp.	436
81	Terex Corp.	2,015
34	Timken Co. (The)	1,151
8	Toro Co. (The)	646
162	Trinity Industries, Inc.	2,971
9	Wabtec Corp.	708
5	Watts Water Technologies, Inc., Class A	265

		30,767

	Marine — 0.1%
20	Matson, Inc.	800

	Professional Services — 1.6%
13	CEB, Inc.	872
16	FTI Consulting, Inc. (a)	556
33	Heidrick & Struggles International, Inc.	791
51	Insperity, Inc.	2,659
60	Korn/Ferry International	1,704
62	ManpowerGroup, Inc.	5,030
18	On Assignment, Inc. (a)	661
53	Resources Connection, Inc.	822
65	TrueBlue, Inc. (a)	1,696

		14,791

	Road & Rail — 0.4%
134	ArcBest Corp.	2,885
19	Landstar System, Inc.	1,225

		4,110

	Trading Companies & Distributors — 0.5%
18	Applied Industrial Technologies, Inc.	777
2	MSC Industrial Direct Co., Inc., Class A	183
47	NOW, Inc. (a)	840
31	Veritiv Corp. (a)	1,151
11	Watsco, Inc.	1,509

		4,460

	Total Industrials	150,036

	Information Technology — 17.6%
	Communications Equipment — 1.0%
76	ARRIS International plc (a)	1,751
23	Bel Fuse, Inc., Class B	332
51	Ciena Corp. (a)	974
6	Comtech Telecommunications Corp.	138
61	Digi International, Inc. (a)	577
15	InterDigital, Inc.	807
21	Ixia (a)	258
19	Lumentum Holdings, Inc. (a)	502
15	NETGEAR, Inc. (a)	607
43	NetScout Systems, Inc. (a)	978
99	Polycom, Inc. (a)	1,099
108	Viavi Solutions, Inc. (a)	742

		8,765

	Electronic Equipment, Instruments & Components — 5.3%
12	Anixter International, Inc. (a)	615
103	Arrow Electronics, Inc. (a)	6,644
128	Avnet, Inc.	5,681
18	Belden, Inc.	1,082
125	Benchmark Electronics, Inc. (a)	2,891
46	Coherent, Inc. (a)	4,208
6	DTS, Inc. (a)	129
11	Electro Scientific Industries, Inc. (a)	77
61	Fabrinet, (Thailand) (a)	1,960
6	II-VI, Inc. (a)	137
67	Ingram Micro, Inc., Class A	2,419
101	Insight Enterprises, Inc. (a)	2,893
83	Jabil Circuit, Inc.	1,598
149	Keysight Technologies, Inc. (a)	4,133
9	Littelfuse, Inc.	1,158
74	Methode Electronics, Inc.	2,159
9	Park Electrochemical Corp.	144
14	Plexus Corp. (a)	537
35	QLogic Corp. (a)	466
12	Rofin-Sinar Technologies, Inc. (a)	395
67	Sanmina Corp. (a)	1,576
19	SYNNEX Corp.	1,731
44	Tech Data Corp. (a)	3,409
90	Trimble Navigation Ltd. (a)	2,241
24	VeriFone Systems, Inc. (a)	666
61	Vishay Intertechnology, Inc.	741

		49,690

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Internet Software & Services — 0.4%
69	Blucora, Inc. (a)	357
12	j2 Global, Inc.	733
102	Liquidity Services, Inc. (a)	530
11	LogMeIn, Inc. (a)	540
32	Monster Worldwide, Inc. (a)	103
25	NIC, Inc.	444
35	Rackspace Hosting, Inc. (a)	764

		3,471

	IT Services — 4.2%
115	Broadridge Financial Solutions, Inc.	6,827
39	CACI International, Inc., Class A (a)	4,162
16	Cardtronics, Inc. (a)	579
142	Computer Sciences Corp.	4,870
42	Convergys Corp.	1,158
98	CoreLogic, Inc. (a)	3,390
42	ExlService Holdings, Inc. (a)	2,174
56	Global Payments, Inc.	3,672
24	Heartland Payment Systems, Inc.	2,353
71	Leidos Holdings, Inc.	3,568
14	MAXIMUS, Inc.	743
23	NeuStar, Inc., Class A (a)	573
19	Science Applications International Corp.	987
91	Sykes Enterprises, Inc. (a)	2,742
10	TeleTech Holdings, Inc.	280
17	WEX, Inc. (a)	1,375

		39,453

	Semiconductors & Semiconductor Equipment — 2.2%
19	Advanced Energy Industries, Inc. (a)	654
269	Advanced Micro Devices, Inc. (a)	766
197	Atmel Corp.	1,602
10	Cabot Microelectronics Corp.	411
28	Cirrus Logic, Inc. (a)	1,003
75	Cohu, Inc.	886
15	Diodes, Inc. (a)	292
61	Integrated Device Technology, Inc. (a)	1,245
220	Kulicke & Soffa Industries, Inc., (Singapore) (a)	2,486
59	Microsemi Corp. (a)	2,245
27	MKS Instruments, Inc.	1,012
50	Nanometrics, Inc. (a)	786
15	Rudolph Technologies, Inc. (a)	201
42	Semtech Corp. (a)	923
16	Synaptics, Inc. (a)	1,252
197	Teradyne, Inc.	4,255
11	Ultratech, Inc. (a)	250

		20,269

	Software — 3.8%
13	ANSYS, Inc. (a)	1,190
14	Bottomline Technologies de, Inc. (a)	421
145	Cadence Design Systems, Inc. (a)	3,429
21	CDK Global, Inc.	987
18	CommVault Systems, Inc. (a)	773
14	EPIQ Systems, Inc.	206
16	Fair Isaac Corp.	1,661
74	Fortinet, Inc. (a)	2,276
84	Mentor Graphics Corp.	1,718
14	MicroStrategy, Inc., Class A (a)	2,436
90	Progress Software Corp. (a)	2,170
127	PTC, Inc. (a)	4,218
10	Qualys, Inc. (a)	261
85	Rovi Corp. (a)	1,745
29	Synchronoss Technologies, Inc. (a)	941
134	Synopsys, Inc. (a)	6,502
100	Take-Two Interactive Software, Inc. (a)	3,761
8	Tyler Technologies, Inc. (a)	1,080

		35,775

	Technology Hardware, Storage & Peripherals — 0.7%
23	Diebold, Inc.	656
48	Lexmark International, Inc., Class A	1,599
154	NCR Corp. (a)	4,615

		6,870

	Total Information Technology	164,293

	Materials — 6.6%
	Chemicals — 3.4%
13	A Schulman, Inc.	364
16	Albemarle Corp.	998
29	Ashland, Inc.	3,186
91	Cabot Corp.	4,381
106	FutureFuel Corp.	1,244
81	Innophos Holdings, Inc.	2,498
55	Innospec, Inc.	2,372
50	Koppers Holdings, Inc. (a)	1,128
17	Minerals Technologies, Inc.	963
74	Olin Corp.	1,290
6	Quaker Chemical Corp.	468
18	Rayonier Advanced Materials, Inc.	168
97	RPM International, Inc.	4,586
58	Scotts Miracle-Gro Co. (The), Class A	4,250
39	Stepan Co.	2,160

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Chemicals — continued
15	Valspar Corp. (The)	1,579

		31,635

	Construction Materials — 0.1%
21	Eagle Materials, Inc.	1,486

	Containers & Packaging — 0.8%
27	AptarGroup, Inc.	2,078
23	Bemis Co., Inc.	1,181
42	Packaging Corp. of America	2,552
27	Sonoco Products Co.	1,306

		7,117

	Metals & Mining — 1.7%
208	Commercial Metals Co.	3,526
36	Kaiser Aluminum Corp.	3,040
47	Reliance Steel & Aluminum Co.	3,251
222	Steel Dynamics, Inc.	4,994
21	Worthington Industries, Inc.	742

		15,553

	Paper & Forest Products — 0.6%
54	Boise Cascade Co. (a)	1,119
27	Domtar Corp.	1,109
38	KapStone Paper & Packaging Corp.	523
8	Neenah Paper, Inc.	509
18	PH Glatfelter Co.	381
76	Schweitzer-Mauduit International, Inc.	2,397

		6,038

	Total Materials	61,829

	Telecommunication Services — 0.7%
	Diversified Telecommunication Services — 0.2%
37	8x8, Inc. (a)	367
5	Atlantic Tele-Network, Inc.	357
77	General Communication, Inc., Class A (a)	1,414

		2,138

	Wireless Telecommunication Services — 0.5%
39	Spok Holdings, Inc.	690
117	Telephone & Data Systems, Inc.	3,523

		4,213

	Total Telecommunication Services	6,351

	Utilities — 5.5%
	Electric Utilities — 1.8%
37	El Paso Electric Co.	1,679
130	Great Plains Energy, Inc.	4,188
85	Hawaiian Electric Industries, Inc.	2,761
38	IDACORP, Inc.	2,869
167	OGE Energy Corp.	4,782
12	Westar Energy, Inc.	585

		16,864

	Gas Utilities — 1.9%
89	Atmos Energy Corp.	6,643
19	National Fuel Gas Co.	953
38	New Jersey Resources Corp.	1,382
22	Southwest Gas Corp.	1,459
163	UGI Corp.	6,578
4	WGL Holdings, Inc.	282

		17,297

	Independent Power & Renewable Electricity Producers — 0.2%
230	Talen Energy Corp. (a)	2,073

	Multi-Utilities — 1.5%
79	Alliant Energy Corp.	5,887
39	Avista Corp.	1,591
58	MDU Resources Group, Inc.	1,127
20	NorthWestern Corp.	1,207
82	Vectren Corp.	4,165

		13,977

	Water Utilities — 0.1%
17	American States Water Co.	659

	Total Utilities	50,870

	Total Common Stocks (Cost $694,221)	913,832

SHARES
Short-Term Investment — 1.3%
	Investment Company — 1.3%
11,841	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.370% (b) (l) (Cost $11,841)	11,841

	Total Investments — 99.2% (Cost $706,062)	925,673
	Other Assets in Excess of Liabilities — 0.8%	7,845

	NET ASSETS — 100.0%	$933,518

Percentages indicated are based on net assets.

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contract)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MARCH 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
44	E-Mini Russell 2000	06/17/16	USD	$4,882	$164
102	S&P Mid Cap 400	06/17/16	USD	14,700	466

					$630

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

USD	—	United States Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$259,349
Aggregate gross unrealized depreciation	(39,738)

Net unrealized appreciation/depreciation	$219,611

Federal income tax cost of investments	$706,062

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contract)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2— Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$107,896	$—	$—		$107,896
Consumer Staples	30,013	—	—		30,013
Energy	28,287	—	—		28,287
Financials	224,203	—	—		224,203
Health Care	90,054	—	—		90,054
Industrials	150,036	—	—		150,036
Information Technology	164,293	—	—		164,293
Materials	61,829	—	—		61,829
Telecommunication Services	6,351	—	—		6,351
Utilities	50,870	—	—		50,870

Total Common Stocks	913,832	—	—		913,832

Rights
Information Technology	—	—	—	(a)	—	(a)
Short-Term Investment
Investment Company	11,841	—	—		11,841

Total Investments in Securities	925,673	—	—	(a)	925,673

Appreciation in Other Financial Instruments
Futures Contracts	$630	$—	$—		$630

(a)	Amount rounds to less than $1,000.

There were no transfers among any levels during the period ended March 31, 2016.

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.1%
	Consumer Discretionary — 22.5%
	Automobiles — 0.7%
82	Tesla Motors, Inc. (a)	18,944

	Hotels, Restaurants & Leisure — 5.0%
980	Aramark	32,471
42	Chipotle Mexican Grill, Inc. (a)	19,862
2,205	Hilton Worldwide Holdings, Inc.	49,651
719	Norwegian Cruise Line Holdings Ltd. (a)	39,762

		141,746

	Household Durables — 3.3%
384	Mohawk Industries, Inc. (a)	73,262
671	Toll Brothers, Inc. (a)	19,795

		93,057

	Internet & Catalog Retail — 2.1%
233	Netflix, Inc. (a)	23,782
266	TripAdvisor, Inc. (a)	17,657
414	Wayfair, Inc., Class A (a)	17,873

		59,312

	Multiline Retail — 2.3%
781	Dollar General Corp.	66,891

	Specialty Retail — 7.5%
390	L Brands, Inc.	34,214
168	O’Reilly Automotive, Inc. (a)	45,938
761	Ross Stores, Inc.	44,049
485	Sally Beauty Holdings, Inc. (a)	15,708
316	Tractor Supply Co.	28,571
230	Ulta Salon Cosmetics & Fragrance, Inc. (a)	44,573

		213,053

	Textiles, Apparel & Luxury Goods — 1.6%
929	Gildan Activewear, Inc., (Canada)	28,333
289	V.F. Corp.	18,690

		47,023

	Total Consumer Discretionary	640,026

	Consumer Staples — 2.1%
	Beverages — 1.1%
241	Monster Beverage Corp. (a)	32,170

	Food & Staples Retailing — 1.0%
945	Sprouts Farmers Market, Inc. (a)	27,451

	Total Consumer Staples	59,621

	Energy — 1.8%
	Oil, Gas & Consumable Fuels — 1.8%
392	Concho Resources, Inc. (a)	39,650
360	Range Resources Corp.	11,664

	Total Energy	51,314

	Financials — 10.6%
	Banks — 2.1%
643	East West Bancorp, Inc.	20,896
283	Signature Bank (a)	38,502

		59,398

	Capital Markets — 4.4%
250	Affiliated Managers Group, Inc. (a)	40,569
720	Lazard Ltd., (Bermuda), Class A	27,943
526	Oaktree Capital Group LLC	25,928
987	TD Ameritrade Holding Corp.	31,128

		125,568

	Diversified Financial Services — 2.2%
643	McGraw Hill Financial, Inc.	63,677

	Real Estate Management & Development — 1.9%
1,840	CBRE Group, Inc., Class A (a)	53,035

	Total Financials	301,678

	Health Care — 12.9%
	Biotechnology — 2.4%
311	BioMarin Pharmaceutical, Inc. (a)	25,668
88	Intercept Pharmaceuticals, Inc. (a)	11,327
327	Kite Pharma, Inc. (a)	15,004
207	Vertex Pharmaceuticals, Inc. (a)	16,454

		68,453

	Health Care Equipment & Supplies — 2.1%
658	Dentsply Sirona, Inc.	40,577
214	Edwards Lifesciences Corp. (a)	18,851

		59,428

	Health Care Providers & Services — 5.1%
639	Acadia Healthcare Co., Inc. (a)	35,239
351	Centene Corp. (a)	21,605
1,311	Envision Healthcare Holdings, Inc. (a)	26,740
224	Humana, Inc.	40,960
580	Premier, Inc., Class A (a)	19,365

		143,909

	Health Care Technology — 1.2%
780	Inovalon Holdings, Inc., Class A (a)	14,454
819	Veeva Systems, Inc., Class A (a)	20,509

		34,963

	Life Sciences Tools & Services — 1.1%
200	Illumina, Inc. (a)	32,402

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Pharmaceuticals — 1.0%
213	Jazz Pharmaceuticals plc, (Ireland) (a)	27,842

	Total Health Care	366,997

	Industrials — 19.9%
	Airlines — 2.2%
588	Delta Air Lines, Inc.	28,637
752	Southwest Airlines Co.	33,699

		62,336

	Building Products — 4.1%
261	A.O. Smith Corp.	19,940
868	Fortune Brands Home & Security, Inc.	48,643
365	Lennox International, Inc.	49,321

		117,904

	Commercial Services & Supplies — 3.6%
332	Stericycle, Inc. (a)	41,870
922	Waste Connections, Inc.	59,549

		101,419

	Electrical Equipment — 2.3%
265	Acuity Brands, Inc.	57,813
286	SolarCity Corp. (a)	7,025

		64,838

	Industrial Conglomerates — 1.6%
444	Carlisle Cos., Inc.	44,191

	Machinery — 1.9%
339	Middleby Corp. (The) (a)	36,190
181	WABCO Holdings, Inc. (a)	19,363

		55,553

	Professional Services — 0.8%
196	Equifax, Inc.	22,389

	Road & Rail — 0.7%
308	Old Dominion Freight Line, Inc. (a)	21,436

	Trading Companies & Distributors — 2.7%
1,427	HD Supply Holdings, Inc. (a)	47,207
217	Watsco, Inc.	29,183

		76,390

	Total Industrials	566,456

	Information Technology — 22.6%
	Communications Equipment — 3.5%
382	Arista Networks, Inc. (a)	24,074
657	Harris Corp.	51,128
154	Palo Alto Networks, Inc. (a)	25,045

		100,247

	Electronic Equipment, Instruments & Components — 3.1%
954	Amphenol Corp., Class A	55,139
436	FLIR Systems, Inc.	14,373
673	VeriFone Systems, Inc. (a)	19,014

		88,526

	Internet Software & Services — 1.1%
160	CoStar Group, Inc. (a)	30,046

	IT Services — 3.9%
65	Alliance Data Systems Corp. (a)	14,385
374	Gartner, Inc. (a)	33,433
578	Sabre Corp.	16,721
860	Vantiv, Inc., Class A (a)	46,361

		110,900

	Semiconductors & Semiconductor Equipment — 3.8%
179	Broadcom Ltd., (Singapore)	27,614
288	Cavium, Inc. (a)	17,620
307	Lam Research Corp.	25,349
480	NXP Semiconductors N.V., (Netherlands) (a)	38,879

		109,462

	Software — 7.2%
534	Atlassian Corp. plc, (United Kingdom), Class A (a)	13,420
1,002	Electronic Arts, Inc. (a)	66,249
358	Guidewire Software, Inc. (a)	19,511
480	Mobileye N.V., (Israel) (a)	17,900
465	ServiceNow, Inc. (a)	28,453
435	Splunk, Inc. (a)	21,291
315	Tableau Software, Inc., Class A (a)	14,444
289	Workday, Inc., Class A (a)	22,223

		203,491

	Total Information Technology	642,672

	Materials — 4.7%
	Chemicals — 2.4%
229	PPG Industries, Inc.	25,499
153	Sherwin-Williams Co. (The)	43,567

		69,066

	Construction Materials — 2.3%
428	Eagle Materials, Inc.	30,009
317	Vulcan Materials Co.	33,483

		63,492

	Total Materials	132,558

	Total Common Stocks (Cost $2,437,101)	2,761,322

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 2.9%
	Investment Company — 2.9%
81,445	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.370% (b) (l) (Cost $81,445)	81,445

	Total Investments — 100.0% (Cost $2,518,546)	2,842,767
	Other Assets in Excess of Liabilities — 0.0% (g)	11

	NET ASSETS — 100.0%	$2,842,778

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$455,929
Aggregate gross unrealized depreciation	(131,708)

Net unrealized appreciation/depreciation	$324,221

Federal income tax cost of investments	$2,518,546

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,842,767	—	—	$2,842,767

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2016.

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Long Positions — 98.9%
		Common Stocks — 92.8%
		Consumer Discretionary — 14.0%
		Automobiles — 0.9%
96		Ford Motor Co.	1,302
19		General Motors Co.	595

			1,897

		Diversified Consumer Services — 0.4%
20		ServiceMaster Global Holdings, Inc. (a) (j)	737

		Hotels, Restaurants & Leisure — 2.1%
15		Carnival Corp.	810
27		Darden Restaurants, Inc.	1,805
41		Restaurant Brands International, Inc., (Canada)	1,609

			4,224

		Household Durables — 1.7%
23		D.R. Horton, Inc.	708
1		NVR, Inc. (a) (j)	996
10		Tempur Sealy International, Inc. (a)	591
39		Toll Brothers, Inc. (a)	1,154

			3,449

		Internet & Catalog Retail — 0.2%
110		Groupon, Inc. (a)	440

		Leisure Products — 0.3%
13		Brunswick Corp.	609

		Media — 0.7%
12		Sinclair Broadcast Group, Inc., Class A	366
206		Sirius XM Holdings, Inc. (a)	815
9		Time, Inc.	133

			1,314

		Multiline Retail — 1.5%
9		Kohl’s Corp.	401
12		Macy’s, Inc.	542
24		Target Corp. (j)	2,004

			2,947

		Specialty Retail — 4.5%
11		Bed Bath & Beyond, Inc. (a)	556
63		Best Buy Co., Inc. (j)	2,034
30		GameStop Corp., Class A	961
31		GNC Holdings, Inc., Class A	972
3		Home Depot, Inc. (The)	397
9		Lowe’s Cos., Inc. (j)	688
142		Staples, Inc.	1,561
52		Urban Outfitters, Inc. (a)	1,712

			8,881

		Textiles, Apparel & Luxury Goods — 1.7%
6		Deckers Outdoor Corp. (a) (j)	379
10		Michael Kors Holdings Ltd., (United Kingdom) (a)	544
22		PVH Corp.	2,137
14		Skechers U.S.A., Inc., Class A (a)	430

			3,490

		Total Consumer Discretionary	27,988

		Consumer Staples — 5.5%
		Beverages — 0.7%
14		Molson Coors Brewing Co., Class B (j)	1,319

		Food & Staples Retailing — 0.6%
17		Wal-Mart Stores, Inc.	1,154

		Food Products — 3.0%
17		Ingredion, Inc. (j)	1,866
39		Pilgrim’s Pride Corp. (j)	986
5		Post Holdings, Inc. (a)	363
—	(h)	Seaboard Corp. (a)	1,276
23		Tyson Foods, Inc., Class A	1,521

			6,012

		Household Products — 0.5%
26		Energizer Holdings, Inc.	1,071

		Personal Products — 0.7%
100		Avon Products, Inc.	480
15		Herbalife Ltd. (a)	902

			1,382

		Total Consumer Staples	10,938

		Energy — 4.8%
		Energy Equipment & Services — 2.1%
6		Cameron International Corp. (a)	418
102		Ensco plc, (United Kingdom), Class A	1,062
30		FMC Technologies, Inc. (a)	813
53		Noble Corp. plc, (United Kingdom)	547
114		Seadrill Ltd., (United Kingdom) (a)	376
81		Superior Energy Services, Inc.	1,089

			4,305

		Oil, Gas & Consumable Fuels — 2.7%
323		Denbury Resources, Inc.	717
26		Devon Energy Corp.	702
22		Marathon Oil Corp.	246

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
	Common Stocks — continued
	Oil, Gas & Consumable Fuels — continued
6	Tesoro Corp.	537
28	Valero Energy Corp.	1,772
22	World Fuel Services Corp. (j)	1,071
42	WPX Energy, Inc. (a)	291

		5,336

	Total Energy	9,641

	Financials — 2.9%
	Banks — 0.4%
25	Synovus Financial Corp.	715

	Capital Markets — 0.3%
25	NorthStar Asset Management Group, Inc.	281
21	WisdomTree Investments, Inc.	245

		526

	Diversified Financial Services — 0.9%
25	MSCI, Inc.	1,869

	Real Estate Investment Trusts (REITs) — 0.9%
47	Equity Commonwealth (a)	1,315
42	NorthStar Realty Finance Corp.	558

		1,873

	Thrifts & Mortgage Finance — 0.4%
99	MGIC Investment Corp. (a)	760

	Total Financials	5,743

	Health Care — 11.6%
	Biotechnology — 2.8%
12	Amgen, Inc. (j)	1,732
1	Biogen, Inc. (a)	293
23	Gilead Sciences, Inc. (j)	2,112
7	United Therapeutics Corp. (a)	781
8	Vertex Pharmaceuticals, Inc. (a)	623

		5,541

	Health Care Equipment & Supplies — 1.8%
9	C.R. Bard, Inc.	1,758
53	Hologic, Inc. (a) (j)	1,828

		3,586

	Health Care Providers & Services — 5.3%
8	AmerisourceBergen Corp.	684
9	Amsurg Corp. (a)	699
4	Anthem, Inc. (j)	567
7	Cardinal Health, Inc. (j)	553
8	Centene Corp. (a)	497
5	Cigna Corp.	752
27	Express Scripts Holding Co. (a)	1,875
9	Humana, Inc.	1,706
17	LifePoint Health, Inc. (a)	1,165
3	McKesson Corp.	397
26	Molina Healthcare, Inc. (a)	1,662

		10,557

	Pharmaceuticals — 1.7%
15	Jazz Pharmaceuticals plc, (Ireland) (a)	1,971
12	Mallinckrodt plc (a)	710
25	Pfizer, Inc. (j)	752

		3,433

	Total Health Care	23,117

	Industrials — 16.3%
	Aerospace & Defense — 2.4%
57	BWX Technologies, Inc. (j)	1,926
13	Huntington Ingalls Industries, Inc. (j)	1,715
25	Spirit AeroSystems Holdings, Inc., Class A (a)	1,112

		4,753

	Air Freight & Logistics — 1.3%
13	C.H. Robinson Worldwide, Inc.	937
33	Expeditors International of Washington, Inc.	1,621

		2,558

	Airlines — 1.8%
13	Alaska Air Group, Inc.	1,050
37	Delta Air Lines, Inc. (j)	1,785
13	United Continental Holdings, Inc. (a)	750

		3,585

	Commercial Services & Supplies — 1.4%
69	Pitney Bowes, Inc.	1,493
73	R.R. Donnelley & Sons Co.	1,204

		2,697

	Construction & Engineering — 2.6%
63	AECOM (a) (j)	1,953
16	EMCOR Group, Inc.	795
37	KBR, Inc. (j)	579
16	Valmont Industries, Inc.	1,947

		5,274

	Machinery — 4.0%
17	AGCO Corp.	841
76	Allison Transmission Holdings, Inc. (j)	2,056
23	Crane Co.	1,254

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
	Common Stocks — continued
	Machinery — continued
19	Illinois Tool Works, Inc. (j)	1,949
13	Parker-Hannifin Corp.	1,477
14	Terex Corp.	353

		7,930

	Professional Services — 1.2%
6	Dun & Bradstreet Corp. (The)	569
23	ManpowerGroup, Inc.	1,869

		2,438

	Road & Rail — 0.6%
17	Landstar System, Inc.	1,094

	Trading Companies & Distributors — 1.0%
38	WESCO International, Inc. (a)	2,088

	Total Industrials	32,417

	Information Technology — 27.3%
	Communications Equipment — 1.7%
117	Brocade Communications Systems, Inc.	1,240
25	Ciena Corp. (a)	483
29	Cisco Systems, Inc. (j)	834
35	Juniper Networks, Inc.	885

		3,442

	Electronic Equipment, Instruments & Components — 0.9%
20	SYNNEX Corp. (j)	1,808

	Internet Software & Services — 3.2%
74	eBay, Inc. (a)	1,756
33	IAC/InterActive Corp.	1,567
19	j2 Global, Inc. (j)	1,171
21	VeriSign, Inc. (a) (j)	1,897

		6,391

	IT Services — 7.3%
27	Amdocs Ltd. (j)	1,625
59	Computer Sciences Corp.	2,020
56	CoreLogic, Inc. (a) (j)	1,928
41	CSRA, Inc.	1,112
37	Leidos Holdings, Inc. (j)	1,859
70	Teradata Corp. (a)	1,849
8	Total System Services, Inc.	402
34	Vantiv, Inc., Class A (a)	1,821
100	Western Union Co. (The)	1,935

		14,551

	Semiconductors & Semiconductor Equipment — 2.6%
8	Lam Research Corp.	686
61	Marvell Technology Group Ltd., (Bermuda)	628
34	NVIDIA Corp. (j)	1,222
15	QUALCOMM, Inc.	742
85	Teradyne, Inc.	1,824

		5,102

	Software — 8.2%
57	Activision Blizzard, Inc.	1,944
79	Cadence Design Systems, Inc. (a)	1,855
26	Citrix Systems, Inc. (a)	2,014
35	Microsoft Corp.	1,929
100	Nuance Communications, Inc. (a) (j)	1,863
16	Oracle Corp.	658
15	PTC, Inc. (a)	491
7	Red Hat, Inc. (a)	520
64	Rovi Corp. (a)	1,318
18	Synopsys, Inc. (a)	891
50	Take-Two Interactive Software, Inc. (a)	1,873
17	VMware, Inc., Class A (a)	879

		16,235

	Technology Hardware, Storage & Peripherals — 3.4%
21	Apple, Inc. (j)	2,291
93	HP, Inc.	1,149
71	NCR Corp. (a)	2,128
44	NetApp, Inc.	1,206

		6,774

	Total Information Technology	54,303

	Materials — 6.7%
	Chemicals — 2.2%
39	Cabot Corp.	1,890
24	LyondellBasell Industries N.V., Class A	2,062
14	Mosaic Co. (The)	378
3	Westlake Chemical Corp.	155

		4,485

	Containers & Packaging — 1.6%
6	Berry Plastics Group, Inc. (a)	213
14	Crown Holdings, Inc. (a)	693
7	International Paper Co.	287
41	Sealed Air Corp. (j)	1,978

		3,171

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
	Common Stocks — continued
	Metals & Mining — 1.9%
26	Reliance Steel & Aluminum Co.	1,803
88	Steel Dynamics, Inc.	1,988

		3,791

	Paper & Forest Products — 1.0%
47	Domtar Corp.	1,923

	Total Materials	13,370

	Telecommunication Services — 1.4%
	Diversified Telecommunication Services — 1.4%
61	CenturyLink, Inc.	1,964
16	Verizon Communications, Inc.	877

	Total Telecommunication Services	2,841

	Utilities — 2.3%
	Electric Utilities — 0.9%
23	Entergy Corp. (j)	1,819

	Gas Utilities — 0.9%
45	UGI Corp. (j)	1,813

	Independent Power & Renewable Electricity Producers — 0.5%
79	AES Corp. (j)	936

	Total Utilities	4,568

	Total Common Stocks (Cost $171,364)	184,926

Short-Term Investment — 6.1%
	Investment Company — 6.1%
12,189	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.370% (b) (l) (Cost $12,189)	12,189

	Total Investments — 98.9% (Cost $183,553)	197,115
	Other Assets in Excess of Liabilities — 1.1%	2,115

	NET ASSETS — 100.0%	$199,230

Short Positions — 90.0%
	Common Stocks — 90.0%
	Consumer Discretionary — 13.7%
	Auto Components — 0.5%
26	BorgWarner, Inc.	1,003

	Automobiles — 0.8%
7	Tesla Motors, Inc. (a)	1,494

	Hotels, Restaurants & Leisure — 2.9%
62	Aramark	2,061
3	Chipotle Mexican Grill, Inc. (a)	1,613
23	Wynn Resorts Ltd.	2,116

		5,790

	Household Durables — 1.3%
8	Mohawk Industries, Inc. (a)	1,484
23	Newell Rubbermaid, Inc.	1,039

		2,523

	Internet & Catalog Retail — 0.4%
4	Netflix, Inc. (a)	409
6	TripAdvisor, Inc. (a)	419

		828

	Media — 0.7%
7	AMC Entertainment Holdings, Inc., Class A	203
6	Charter Communications, Inc., Class A (a)	1,189

		1,392

	Multiline Retail — 1.9%
24	Dollar Tree, Inc. (a)	1,944
34	Nordstrom, Inc.	1,919

		3,863

	Specialty Retail — 3.3%
6	Burlington Stores, Inc. (a)	347
16	Cabela’s, Inc. (a)	783
24	CarMax, Inc. (a)	1,232
28	DSW, Inc., Class A	784
14	Restoration Hardware Holdings, Inc. (a)	578
4	Signet Jewelers Ltd.	440
7	TJX Cos., Inc. (The)	545
12	Tractor Supply Co.	1,089
4	Ulta Salon Cosmetics & Fragrance, Inc. (a)	843

		6,641

	Textiles, Apparel & Luxury Goods — 1.9%
11	Columbia Sportswear Co.	640
51	Kate Spade & Co. (a)	1,300
22	Under Armour, Inc., Class A (a)	1,866

		3,806

	Total Consumer Discretionary	27,340

	Consumer Staples — 5.1%
	Beverages — 2.6%
4	Boston Beer Co., Inc. (The), Class A (a)	675

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
	Common Stocks — continued
	Beverages — continued
10	Brown-Forman Corp., Class B	961
11	Constellation Brands, Inc., Class A	1,734
14	Monster Beverage Corp. (a)	1,804

		5,174

	Food Products — 1.0%
48	WhiteWave Foods Co. (The) (a)	1,966

	Household Products — 0.6%
15	Procter & Gamble Co. (The)	1,195

	Personal Products — 0.9%
20	Estee Lauder Cos., Inc. (The), Class A	1,849

	Total Consumer Staples	10,184

	Energy — 3.8%
	Energy Equipment & Services — 0.4%
14	Helmerich & Payne, Inc.	845

	Oil, Gas & Consumable Fuels — 3.4%
43	Cabot Oil & Gas Corp.	972
18	Chevron Corp.	1,672
9	Concho Resources, Inc. (a)	859
21	CONSOL Energy, Inc.	236
60	Golar LNG Ltd., (Bermuda)	1,084
20	Noble Energy, Inc.	623
5	Pioneer Natural Resources Co.	700
19	Range Resources Corp.	617

		6,763

	Total Energy	7,608

	Financials — 3.2%
	Banks — 0.9%
106	People’s United Financial, Inc.	1,682

	Capital Markets — 0.8%
13	Artisan Partners Asset Management, Inc., Class A	405
24	Franklin Resources, Inc.	919
3	T. Rowe Price Group, Inc.	197

		1,521

	Consumer Finance — 0.3%
19	Navient Corp.	230
13	OneMain Holdings, Inc. (a)	370

		600

	Insurance — 0.4%
1	Markel Corp. (a)	847

	Real Estate Investment Trusts (REITs) — 0.8%
26	Kilroy Realty Corp.	1,590

	Total Financials	6,240

	Health Care — 10.6%
	Biotechnology — 1.3%
4	Alexion Pharmaceuticals, Inc. (a)	529
5	Alnylam Pharmaceuticals, Inc. (a)	290
5	BioMarin Pharmaceutical, Inc. (a)	394
5	Bluebird Bio, Inc. (a)	223
8	Puma Biotechnology, Inc. (a)	244
1	Regeneron Pharmaceuticals, Inc. (a)	459
11	Seattle Genetics, Inc. (a)	396

		2,535

	Health Care Equipment & Supplies — 0.5%
14	DexCom, Inc. (a)	931

	Health Care Providers & Services — 4.4%
35	Acadia Healthcare Co., Inc. (a)	1,940
49	Envision Healthcare Holdings, Inc. (a)	1,001
6	Henry Schein, Inc. (a)	997
42	Patterson Cos., Inc.	1,968
18	Team Health Holdings, Inc. (a)	762
17	Universal Health Services, Inc., Class B	2,089

		8,757

	Health Care Technology — 0.3%
36	Inovalon Holdings, Inc., Class A (a)	671

	Life Sciences Tools & Services — 1.3%
17	Bio-Techne Corp.	1,581
6	Illumina, Inc. (a)	993

		2,574

	Pharmaceuticals — 2.8%
57	Akorn, Inc. (a)	1,332
55	Catalent, Inc. (a)	1,480
14	Eli Lilly & Co.	972
42	Zoetis, Inc.	1,873

		5,657

	Total Health Care	21,125

	Industrials — 18.5%
	Aerospace & Defense — 1.2%
44	Hexcel Corp.	1,942
15	Triumph Group, Inc.	460

		2,402

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
	Common Stocks — continued
	Airlines — 0.6%
26	Spirit Airlines, Inc. (a)	1,236

	Building Products — 1.0%
36	Fortune Brands Home & Security, Inc.	2,001

	Commercial Services & Supplies — 3.2%
123	Covanta Holding Corp.	2,073
14	Republic Services, Inc.	680
13	Stericycle, Inc. (a)	1,587
32	Waste Connections, Inc.	2,083

		6,423

	Electrical Equipment — 0.6%
5	Acuity Brands, Inc.	1,194

	Machinery — 5.7%
37	CLARCOR, Inc.	2,114
70	Donaldson Co., Inc.	2,218
18	Graco, Inc.	1,528
18	Middleby Corp. (The) (a)	1,874
51	Oshkosh Corp.	2,079
5	Snap-on, Inc.	781
9	Wabtec Corp.	696

		11,290

	Professional Services — 0.5%
11	Verisk Analytics, Inc. (a)	895

	Road & Rail — 3.8%
16	Genesee & Wyoming, Inc., Class A (a)	993
26	J.B. Hunt Transport Services, Inc.	2,184
15	Kansas City Southern	1,284
26	Old Dominion Freight Line, Inc. (a)	1,803
19	Ryder System, Inc.	1,251

		7,515

	Trading Companies & Distributors — 1.9%
40	Fastenal Co.	1,959
8	W.W. Grainger, Inc.	1,897

		3,856

	Total Industrials	36,812

	Information Technology — 26.3%
	Communications Equipment — 1.4%
10	CommScope Holding Co., Inc. (a)	267
33	ViaSat, Inc. (a)	2,452

		2,719

	Electronic Equipment, Instruments & Components — 4.8%
34	Amphenol Corp., Class A	1,982
45	CDW Corp.	1,887
29	Dolby Laboratories, Inc., Class A	1,259
21	Keysight Technologies, Inc. (a)	591
60	National Instruments Corp.	1,802
29	Zebra Technologies Corp., Class A (a)	1,987

		9,508

	Internet Software & Services — 4.8%
14	Akamai Technologies, Inc. (a)	781
4	Cimpress N.V., (Netherlands) (a)	406
10	CoStar Group, Inc. (a)	1,961
5	LinkedIn Corp., Class A (a)	603
192	Pandora Media, Inc. (a)	1,718
40	Rackspace Hosting, Inc. (a)	862
91	Twitter, Inc. (a)	1,503
42	Yelp, Inc. (a)	829
43	Zillow Group, Inc., Class C (a)	1,010

		9,673

	IT Services — 6.5%
58	Booz Allen Hamilton Holding Corp.	1,744
17	DST Systems, Inc.	1,923
25	EPAM Systems, Inc. (a)	1,880
11	Fidelity National Information Services, Inc.	676
22	Gartner, Inc. (a)	1,930
22	Jack Henry & Associates, Inc.	1,846
37	MAXIMUS, Inc.	1,949
21	Paychex, Inc.	1,115

		13,063

	Semiconductors & Semiconductor Equipment — 2.0%
32	Cavium, Inc. (a)	1,951
199	Cypress Semiconductor Corp. (a)	1,720
7	Qorvo, Inc. (a)	330

		4,001

	Software — 6.8%
17	CDK Global, Inc.	769
44	CommVault Systems, Inc. (a)	1,885
9	Fair Isaac Corp.	1,005
27	NetSuite, Inc. (a)	1,839
12	Splunk, Inc. (a)	609
27	SS&C Technologies Holdings, Inc.	1,736

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
	Common Stocks — continued
	Software — continued
16	Tableau Software, Inc., Class A (a)	750
11	Tyler Technologies, Inc. (a)	1,466
8	Ultimate Software Group, Inc. (The) (a)	1,611
24	Workday, Inc., Class A (a)	1,808

		13,478

	Total Information Technology	52,442

	Materials — 6.1%
	Chemicals — 3.1%
13	Air Products & Chemicals, Inc.	1,874
33	CF Industries Holdings, Inc.	1,026
48	FMC Corp.	1,920
12	Praxair, Inc.	1,319

		6,139

	Metals & Mining — 3.0%
26	Compass Minerals International, Inc.	1,849
71	Freeport-McMoRan, Inc.	733
57	Southern Copper Corp., (Peru)	1,571
178	Tahoe Resources, Inc.	1,789

		5,942

	Total Materials	12,081

	Telecommunication Services — 0.9%
	Wireless Telecommunication Services — 0.9%
338	Sprint Corp. (a)	1,175
22	Telephone & Data Systems, Inc.	648

	Total Telecommunication Services	1,823

	Utilities — 1.8%
	Gas Utilities — 0.3%
8	Atmos Energy Corp.	557

	Multi-Utilities — 1.1%
29	Dominion Resources, Inc.	2,178

	Water Utilities — 0.4%
13	American Water Works Co., Inc.	908

	Total Utilities	3,643

	Total Securities Sold Short (Proceeds $184,597)	$179,298

Percentages indicated are based on net assets.

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MARCH 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(21)	E-mini S&P 500	06/17/16	USD	$(2,154)	$(30)
(30)	S&P Mid Cap 400	06/17/16	USD	(4,324)	(98)

					$(128)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

USD	—	United States Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	—	Amount rounds to less than one thousand shares.
(j)	—	All or a portion of the security is segregated for short sales.
(l)	—	The rate shown is the current yield as of March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$21,684
Aggregate gross unrealized depreciation	(8,122)

Net unrealized appreciation/depreciation	$13,562

Federal income tax cost of investments	$183,553

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Portfolio’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2— Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited)

(Amounts in thousands)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$197,115	$—	$—	$197,115

Total Liabilities for Securities Sold Short (a)	$(179,298)	$—	$—	$(179,298)

Depreciation in Other Financial Instruments
Futures Contracts	$(128)	$—	$—	$(128)

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2016.

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.4%
	Consumer Discretionary — 17.0%
	Distributors — 1.5%
183	Pool Corp.	16,063

	Diversified Consumer Services — 1.1%
502	2U, Inc. (a)	11,347

	Hotels, Restaurants & Leisure — 4.1%
815	Boyd Gaming Corp. (a)	16,840
267	La Quinta Holdings, Inc. (a)	3,334
122	Texas Roadhouse, Inc.	5,307
130	Vail Resorts, Inc.	17,383

		42,864

	Household Durables — 0.6%
538	TRI Pointe Group, Inc. (a)	6,332

	Internet & Catalog Retail — 1.1%
276	Wayfair, Inc., Class A (a)	11,942

	Multiline Retail — 1.1%
507	Ollie’s Bargain Outlet Holdings, Inc. (a)	11,882

	Specialty Retail — 5.5%
278	Burlington Stores, Inc. (a)	15,632
177	Lithia Motors, Inc., Class A	15,465
119	Monro Muffler Brake, Inc.	8,471
205	Penske Automotive Group, Inc.	7,752
283	Tailored Brands, Inc.	5,074
168	Vitamin Shoppe, Inc. (a)	5,191

		57,585

	Textiles, Apparel & Luxury Goods — 2.0%
190	G-III Apparel Group Ltd. (a)	9,286
285	Kate Spade & Co. (a)	7,262
279	Wolverine World Wide, Inc.	5,142

		21,690

	Total Consumer Discretionary	179,705

	Consumer Staples — 3.1%
	Food & Staples Retailing — 2.2%
95	Casey’s General Stores, Inc.	10,812
424	Sprouts Farmers Market, Inc. (a)	12,313

		23,125

	Food Products — 0.9%
741	Freshpet, Inc. (a)	5,434
132	Snyders-Lance, Inc.	4,141

		9,575

	Total Consumer Staples	32,700

	Energy — 1.3%
	Oil, Gas & Consumable Fuels — 1.3%
232	Delek U.S. Holdings, Inc.	3,542
56	Diamondback Energy, Inc. (a)	4,302
194	RSP Permian, Inc. (a)	5,628

	Total Energy	13,472

	Financials — 9.0%
	Banks — 2.5%
319	PrivateBancorp, Inc.	12,313
51	Signature Bank (a)	6,892
185	Texas Capital Bancshares, Inc. (a)	7,114

		26,319

	Capital Markets — 3.0%
191	Evercore Partners, Inc., Class A	9,897
402	Financial Engines, Inc.	12,622
966	PennantPark Investment Corp.	5,852
310	WisdomTree Investments, Inc.	3,539

		31,910

	Insurance — 0.5%
202	AmTrust Financial Services, Inc.	5,219

	Real Estate Investment Trusts (REITs) — 1.5%
238	CubeSmart	7,930
151	Highwoods Properties, Inc.	7,227

		15,157

	Real Estate Management & Development — 1.0%
308	RE/MAX Holdings, Inc., Class A	10,567

	Thrifts & Mortgage Finance — 0.5%
262	BofI Holding, Inc. (a)	5,585

	Total Financials	94,757

	Health Care — 23.2%
	Biotechnology — 9.3%
266	ACADIA Pharmaceuticals, Inc. (a)	7,434
198	Acceleron Pharma, Inc. (a)	5,223
45	Anacor Pharmaceuticals, Inc. (a)	2,400
582	Arrowhead Research Corp. (a)	2,805
259	Axovant Sciences Ltd., (Bermuda) (a)	2,972
452	Bellicum Pharmaceuticals, Inc. (a)	4,225
429	Coherus Biosciences, Inc. (a)	9,118
443	Exact Sciences Corp. (a)	2,987
224	FibroGen, Inc. (a)	4,768
838	Halozyme Therapeutics, Inc. (a)	7,932
493	Ignyta, Inc. (a)	3,335
453	Insmed, Inc. (a)	5,739
131	Intrexon Corp. (a)	4,444

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Biotechnology — continued
164	Kite Pharma, Inc. (a)	7,548
117	Neurocrine Biosciences, Inc. (a)	4,638
288	Portola Pharmaceuticals, Inc. (a)	5,877
173	REGENXBIO, Inc. (a)	1,865
151	Sage Therapeutics, Inc. (a)	4,838
107	Spark Therapeutics, Inc. (a)	3,151
66	Ultragenyx Pharmaceutical, Inc. (a)	4,159
295	Versartis, Inc. (a)	2,367

		97,825

	Health Care Equipment & Supplies — 4.8%
1,075	GenMark Diagnostics, Inc. (a)	5,667
222	Insulet Corp. (a)	7,377
493	K2M Group Holdings, Inc. (a)	7,313
165	Nevro Corp. (a)	9,283
981	Novadaq Technologies, Inc., (Canada) (a)	10,880
930	Syneron Medical Ltd., (Israel) (a)	6,801
4,262	Unilife Corp. (a)	2,898

		50,219

	Health Care Providers & Services — 4.2%
251	Acadia Healthcare Co., Inc. (a)	13,818
321	Surgical Care Affiliates, Inc. (a)	14,857
168	WellCare Health Plans, Inc. (a)	15,619

		44,294

	Health Care Technology — 2.1%
671	Evolent Health, Inc., Class A (a)	7,088
612	Veeva Systems, Inc., Class A (a)	15,326

		22,414

	Pharmaceuticals — 2.8%
389	Horizon Pharma plc (a)	6,447
461	Nektar Therapeutics (a)	6,343
268	Revance Therapeutics, Inc. (a)	4,678
336	Sagent Pharmaceuticals, Inc. (a)	4,086
1,252	TherapeuticsMD, Inc. (a)	8,013

		29,567

	Total Health Care	244,319

	Industrials — 18.7%
	Aerospace & Defense — 2.4%
229	HEICO Corp.	13,756
274	Hexcel Corp.	11,974

		25,730

	Air Freight & Logistics — 0.6%
193	XPO Logistics, Inc. (a)	5,936

	Building Products — 6.6%
248	Advanced Drainage Systems, Inc.	5,281
291	Caesarstone Sdot-Yam Ltd., (Israel) (a)	9,995
212	Fortune Brands Home & Security, Inc.	11,894
113	Lennox International, Inc.	15,256
156	Masonite International Corp. (a)	10,240
341	Trex Co., Inc. (a)	16,326

		68,992

	Electrical Equipment — 1.5%
62	Acuity Brands, Inc.	13,441
107	SolarCity Corp. (a)	2,631

		16,072

	Industrial Conglomerates — 1.4%
152	Carlisle Cos., Inc.	15,128

	Machinery — 3.2%
138	Graco, Inc.	11,564
179	John Bean Technologies Corp.	10,095
111	Middleby Corp. (The) (a)	11,849

		33,508

	Road & Rail — 1.2%
175	Old Dominion Freight Line, Inc. (a)	12,166

	Trading Companies & Distributors — 1.8%
367	Rush Enterprises, Inc., Class A (a)	6,696
94	Watsco, Inc.	12,705

		19,401

	Total Industrials	196,933

	Information Technology — 26.0%
	Communications Equipment — 1.3%
449	Ciena Corp. (a)	8,541
466	Ruckus Wireless, Inc. (a)	4,569

		13,110

	Internet Software & Services — 9.0%
217	Benefitfocus, Inc. (a)	7,237
317	Cornerstone OnDemand, Inc. (a)	10,385
61	CoStar Group, Inc. (a)	11,494
246	Demandware, Inc. (a)	9,635
483	Envestnet, Inc. (a)	13,124
403	GoDaddy, Inc., Class A (a)	13,024
369	GrubHub, Inc. (a)	9,273
250	Instructure, Inc. (a)	4,489
295	Marketo, Inc. (a)	5,771
367	Shopify, Inc., (Canada), Class A (a)	10,343

		94,775

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Semiconductors & Semiconductor Equipment — 6.3%
240	Cavium, Inc. (a)	14,694
387	Inphi Corp. (a)	12,909
304	M/A-COM Technology Solutions Holdings, Inc. (a)	13,317
286	MKS Instruments, Inc.	10,765
231	Monolithic Power Systems, Inc.	14,696

		66,381

	Software — 9.0%
257	Atlassian Corp. plc, (United Kingdom), Class A (a)	6,456
188	Fleetmatics Group plc, (Ireland) (a)	7,659
160	Fortinet, Inc. (a)	4,902
260	Guidewire Software, Inc. (a)	14,150
165	HubSpot, Inc. (a)	7,212
211	Imperva, Inc. (a)	10,675
341	Infoblox, Inc. (a)	5,826
224	Proofpoint, Inc. (a)	12,067
498	RingCentral, Inc., Class A (a)	7,837
81	Tableau Software, Inc., Class A (a)	3,706
32	Tyler Technologies, Inc. (a)	4,118
507	Zendesk, Inc. (a)	10,605

		95,213

	Technology Hardware, Storage & Peripherals — 0.4%
569	Nimble Storage, Inc. (a)	4,458

	Total Information Technology	273,937

	Materials — 1.1%
	Construction Materials — 1.1%
173	Eagle Materials, Inc.	12,147

	Total Common Stocks (Cost $926,721)	1,047,970

Short-Term Investment — 0.9%
	Investment Company — 0.9%
9,934	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.370% (b) (l) (Cost $9,934)	9,934

	Total Investments — 100.3% (Cost $936,655)	1,057,904
	Liabilities in Excess of Other Assets — (0.3)%	(2,803)

	NET ASSETS — 100.0%	$1,055,101

Percentages indicated are based on net assets.

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$243,691
Aggregate gross unrealized depreciation	(122,442)

Net unrealized appreciation/depreciation	$121,249

Federal income tax cost of investments	$936,655

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,057,904	$—	$—	$1,057,904

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2016.

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.2%
	Consumer Discretionary — 8.5%
	Auto Components — 1.6%
510	Cooper Tire & Rubber Co.	18,873
414	Dana Holding Corp.	5,826
176	Stoneridge, Inc. (a)	2,561

		27,260

	Distributors — 0.0% (g)
101	VOXX International Corp. (a)	451

	Diversified Consumer Services — 1.3%
268	Ascent Capital Group, Inc., Class A (a)	3,968
102	Houghton Mifflin Harcourt Co. (a)	2,024
461	K12, Inc. (a)	4,561
781	Regis Corp. (a)	11,868

		22,421

	Hotels, Restaurants & Leisure — 1.4%
136	Bob Evans Farms, Inc.	6,355
46	Bravo Brio Restaurant Group, Inc. (a)	357
694	Isle of Capri Casinos, Inc. (a)	9,715
21	Jack in the Box, Inc.	1,360
73	Ruby Tuesday, Inc. (a)	390
311	Ruth’s Hospitality Group, Inc.	5,717
46	Speedway Motorsports, Inc.	920

		24,814

	Household Durables — 0.6%
113	CSS Industries, Inc.	3,153
108	Leggett & Platt, Inc.	5,242
39	NACCO Industries, Inc., Class A	2,250

		10,645

	Internet & Catalog Retail — 0.4%
344	Liberty TripAdvisor Holdings, Inc., Class A (a)	7,632

	Leisure Products — 0.2%
189	Nautilus, Inc. (a)	3,649

	Media — 0.5%
171	Central European Media Enterprises Ltd., (Bermuda), Class A (a)	437
206	Entercom Communications Corp., Class A (a)	2,177
52	Eros International plc (a)	598
304	Harte-Hanks, Inc.	768
10	Saga Communications, Inc., Class A	410
249	Time, Inc.	3,843

		8,233

	Multiline Retail — 0.4%
76	Dillard’s, Inc., Class A	6,445

	Specialty Retail — 1.7%
168	Abercrombie & Fitch Co., Class A	5,312
241	Children’s Place, Inc. (The)	20,141
249	Guess?, Inc.	4,666

		30,119

	Textiles, Apparel & Luxury Goods — 0.4%
257	Movado Group, Inc.	7,070

	Total Consumer Discretionary	148,739

	Consumer Staples — 3.3%
	Food & Staples Retailing — 0.2%
66	Smart & Final Stores, Inc. (a)	1,071
67	SpartanNash Co.	2,043

		3,114

	Food Products — 1.5%
1,021	Darling Ingredients, Inc. (a)	13,441
114	Dean Foods Co.	1,971
118	Fresh Del Monte Produce, Inc.	4,952
116	Pinnacle Foods, Inc.	5,196
6	Sanderson Farms, Inc.	541
10	Seneca Foods Corp., Class A (a)	358

		26,459

	Household Products — 0.6%
659	Central Garden & Pet Co., Class A (a)	10,740

	Tobacco — 1.0%
298	Universal Corp.	16,941

	Total Consumer Staples	57,254

	Energy — 3.6%
	Energy Equipment & Services — 1.5%
45	Archrock, Inc.	363
139	Atwood Oceanics, Inc.	1,273
122	Geospace Technologies Corp. (a)	1,504
523	Gulfmark Offshore, Inc., Class A (a)	3,226
841	Helix Energy Solutions Group, Inc. (a)	4,711
2,902	Key Energy Services, Inc. (a)	1,072
96	North Atlantic Drilling Ltd., (Norway) (a)	264
352	Parker Drilling Co. (a)	746

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Energy Equipment & Services — continued
1,489	Pioneer Energy Services Corp. (a)	3,277
138	SEACOR Holdings, Inc. (a)	7,487
303	Unit Corp. (a)	2,666

		26,589

	Oil, Gas & Consumable Fuels — 2.1%
5	Adams Resources & Energy, Inc.	192
104	Alon USA Energy, Inc.	1,077
339	Approach Resources, Inc. (a)	394
2,200	Bill Barrett Corp. (a)	13,686
49	Frontline Ltd., (Bermuda)	407
425	Gastar Exploration, Inc. (a)	467
480	Halcon Resources Corp. (a)	461
263	Jones Energy, Inc., Class A (a)	876
307	REX American Resources Corp. (a)	17,029
1,041	Rex Energy Corp. (a)	800
1,757	Stone Energy Corp. (a)	1,388

		36,777

	Total Energy	63,366

	Financials — 40.9%
	Banks — 16.6%
123	1st Source Corp.	3,916
7	American National Bankshares, Inc.	180
73	BancFirst Corp.	4,169
426	BancorpSouth, Inc.	9,078
187	Bank of Hawaii Corp.	12,734
70	Banner Corp.	2,951
403	BBCN Bancorp, Inc.	6,119
86	Brookline Bancorp, Inc.	941
265	Capital Bank Financial Corp., Class A	8,169
95	Cascade Bancorp (a)	541
235	Cathay General Bancorp	6,663
552	Central Pacific Financial Corp.	12,017
9	Century Bancorp, Inc., Class A	366
22	Citizens & Northern Corp.	435
165	City Holding Co.	7,884
91	CoBiz Financial, Inc.	1,079
62	Columbia Banking System, Inc.	1,856
155	Community Bank System, Inc.	5,911
140	Community Trust Bancorp, Inc.	4,929
192	Customers Bancorp, Inc. (a)	4,525
14	East West Bancorp, Inc.	456
98	FCB Financial Holdings, Inc., Class A (a)	3,256
79	Financial Institutions, Inc.	2,305
35	First Bancorp	650
1,456	First Bancorp, (Puerto Rico) (a)	4,252
151	First Busey Corp.	3,082
10	First Citizens BancShares, Inc., Class A	2,385
1,385	First Commonwealth Financial Corp.	12,268
53	First Community Bancshares, Inc.	1,048
123	First Financial Bancorp	2,242
86	First Financial Bankshares, Inc.	2,553
101	First Interstate BancSystem, Inc., Class A	2,838
167	Flushing Financial Corp.	3,600
690	FNB Corp.	8,977
336	Fulton Financial Corp.	4,500
242	Glacier Bancorp, Inc.	6,149
42	Great Southern Bancorp, Inc.	1,556
169	Great Western Bancorp, Inc.	4,603
30	Guaranty Bancorp	461
379	Hancock Holding Co.	8,707
62	Heartland Financial USA, Inc.	1,897
28	Heritage Financial Corp.	488
1,035	Investors Bancorp, Inc.	12,052
70	Lakeland Bancorp, Inc.	713
32	Lakeland Financial Corp.	1,451
191	MainSource Financial Group, Inc.	4,022
54	National Penn Bancshares, Inc.	569
642	OFG Bancorp, (Puerto Rico)	4,487
89	Pacific Continental Corp.	1,440
177	PacWest Bancorp	6,590
20	Preferred Bank	608
22	Republic Bancorp, Inc., Class A	576
25	S&T Bancorp, Inc.	644
19	Sierra Bancorp	352
3	Simmons First National Corp., Class A	149
20	Southside Bancshares, Inc.	528
139	Southwest Bancorp, Inc.	2,086
66	State Bank Financial Corp.	1,294
14	Stock Yards Bancorp, Inc.	555
20	Suffolk Bancorp	500
202	TCF Financial Corp.	2,476
45	Tompkins Financial Corp.	2,886
29	TriState Capital Holdings, Inc. (a)	368
164	Trustmark Corp.	3,779

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Banks — continued
213	UMB Financial Corp.	11,018
673	Umpqua Holdings Corp.	10,667
458	Union Bankshares Corp.	11,285
86	Valley National Bancorp	823
43	Washington Trust Bancorp, Inc.	1,620
127	Webster Financial Corp.	4,570
2	WesBanco, Inc.	71
45	West Bancorporation, Inc.	822
392	Westamerica Bancorporation	19,094
18	Western Alliance Bancorp (a)	595
707	Wilshire Bancorp, Inc.	7,279

		288,705

	Capital Markets — 0.8%
50	Arlington Asset Investment Corp., Class A	622
824	Cowen Group, Inc., Class A (a)	3,138
186	Investment Technology Group, Inc.	4,119
431	KCG Holdings, Inc., Class A (a)	5,152
64	Oppenheimer Holdings, Inc., Class A	1,008

		14,039

	Consumer Finance — 0.6%
178	Cash America International, Inc.	6,866
103	Nelnet, Inc., Class A	4,059

		10,925

	Diversified Financial Services — 0.0% (g)
37	Marlin Business Services Corp.	528

	Insurance — 4.5%
88	American Equity Investment Life Holding Co.	1,478
39	Arch Capital Group Ltd., (Bermuda) (a)	2,761
140	Argo Group International Holdings Ltd., (Bermuda)	8,052
1,055	CNO Financial Group, Inc.	18,897
13	Global Indemnity plc, (Ireland) (a)	408
83	Hallmark Financial Services (a)	958
267	Horace Mann Educators Corp.	8,461
44	Kemper Corp.	1,310
104	Maiden Holdings Ltd., (Bermuda)	1,347
777	MBIA, Inc. (a)	6,873
41	Navigators Group, Inc. (The) (a)	3,405
291	Primerica, Inc.	12,954
200	ProAssurance Corp.	10,115
20	United Fire Group, Inc.	859

		77,878

	Real Estate Investment Trusts (REITs) — 14.5%
107	AG Mortgage Investment Trust, Inc.	1,396
26	American Assets Trust, Inc.	1,046
224	Apartment Investment & Management Co., Class A	9,356
469	ARMOUR Residential REIT, Inc.	10,100
745	Ashford Hospitality Trust, Inc.	4,756
1,235	Capstead Mortgage Corp.	12,215
411	CBL & Associates Properties, Inc.	4,893
312	Cedar Realty Trust, Inc.	2,256
230	CoreSite Realty Corp.	16,109
478	CubeSmart	15,921
9	CyrusOne, Inc.	411
2,306	CYS Investments, Inc.	18,770
543	DCT Industrial Trust, Inc.	21,429
362	DiamondRock Hospitality Co.	3,665
79	DuPont Fabros Technology, Inc.	3,198
26	Education Realty Trust, Inc.	1,087
86	EPR Properties	5,709
808	FelCor Lodging Trust, Inc.	6,557
143	First Industrial Realty Trust, Inc.	3,254
555	First Potomac Realty Trust	5,027
184	Franklin Street Properties Corp.	1,955
166	Getty Realty Corp.	3,292
83	Gladstone Commercial Corp.	1,360
518	Government Properties Income Trust	9,252
551	Gramercy Property Trust	4,654
247	Hatteras Financial Corp.	3,535
66	Highwoods Properties, Inc.	3,170
181	Hospitality Properties Trust	4,807
138	Kite Realty Group Trust	3,827
90	LaSalle Hotel Properties	2,283
112	LTC Properties, Inc.	5,076
145	Mack-Cali Realty Corp.	3,398
16	Mid-America Apartment Communities, Inc.	1,674
265	Monogram Residential Trust, Inc.	2,616
146	Pebblebrook Hotel Trust	4,244
341	Pennsylvania Real Estate Investment Trust	7,449

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Real Estate Investment Trusts (REITs) — continued
276	Potlatch Corp.	8,678
96	PS Business Parks, Inc.	9,609
524	RAIT Financial Trust	1,645
96	RLJ Lodging Trust	2,192
14	Saul Centers, Inc.	716
74	Silver Bay Realty Trust Corp.	1,093
512	Sunstone Hotel Investors, Inc.	7,167
16	Taubman Centers, Inc.	1,111
89	Urstadt Biddle Properties, Inc., Class A	1,854
278	Washington Real Estate Investment Trust	8,117
7	WP Glimcher, Inc.	65

		251,994

	Real Estate Management & Development — 1.3%
233	Alexander & Baldwin, Inc.	8,547
670	Forestar Group, Inc. (a)	8,739
371	St. Joe Co. (The) (a)	6,363

		23,649

	Thrifts & Mortgage Finance — 2.6%
27	BankFinancial Corp.	323
668	Beneficial Bancorp, Inc. (a)	9,145
298	Charter Financial Corp.	4,019
31	Fox Chase Bancorp, Inc.	593
22	Kearny Financial Corp.	277
374	Meridian Bancorp, Inc.	5,210
117	MGIC Investment Corp. (a)	899
672	Northfield Bancorp, Inc.	11,051
64	OceanFirst Financial Corp.	1,132
103	Oritani Financial Corp.	1,745
18	Territorial Bancorp, Inc.	469
110	United Financial Bancorp, Inc.	1,387
265	Walker & Dunlop, Inc. (a)	6,429
41	Waterstone Financial, Inc.	555
87	WSFS Financial Corp.	2,819

		46,053

	Total Financials	713,771

	Health Care — 4.7%
	Biotechnology — 0.8%
41	ACADIA Pharmaceuticals, Inc. (a)	1,146
8	Applied Genetic Technologies Corp. (a)	113
39	Ardelyx, Inc. (a)	303
9	Avalanche Biotechnologies, Inc. (a)	47
47	Cara Therapeutics, Inc. (a)	294
20	Dicerna Pharmaceuticals, Inc. (a)	106
15	Epizyme, Inc. (a)	181
2,009	Idera Pharmaceuticals, Inc. (a)	3,978
17	Immune Design Corp. (a)	218
51	Insmed, Inc. (a)	644
7	Karyopharm Therapeutics, Inc. (a)	61
17	MacroGenics, Inc. (a)	322
89	NantKwest, Inc. (a)	730
50	Radius Health, Inc. (a)	1,585
6	Sage Therapeutics, Inc. (a)	192
90	Seres Therapeutics, Inc. (a)	2,398
14	Ultragenyx Pharmaceutical, Inc. (a)	880
42	Verastem, Inc. (a)	67
17	Zafgen, Inc. (a)	112

		13,377

	Health Care Equipment & Supplies — 1.0%
45	Halyard Health, Inc. (a)	1,304
46	Inogen, Inc. (a)	2,060
152	Meridian Bioscience, Inc.	3,135
20	Orthofix International N.V. (a)	843
340	Quidel Corp. (a)	5,861
183	Rockwell Medical, Inc. (a)	1,372
183	SurModics, Inc. (a)	3,362

		17,937

	Health Care Providers & Services — 2.4%
70	Addus HomeCare Corp. (a)	1,202
146	Alliance HealthCare Services, Inc. (a)	1,048
27	Amsurg Corp. (a)	2,007
143	Centene Corp. (a)	8,798
562	Cross Country Healthcare, Inc. (a)	6,537
103	Five Star Quality Care, Inc. (a)	235
73	Magellan Health, Inc. (a)	4,966
148	Owens & Minor, Inc.	5,982
189	Surgical Care Affiliates, Inc. (a)	8,761
79	Triple-S Management Corp., (Puerto Rico), Class B (a)	1,951

		41,487

	Life Sciences Tools & Services — 0.1%
116	Affymetrix, Inc. (a)	1,621

	Pharmaceuticals — 0.4%
97	Amphastar Pharmaceuticals, Inc. (a)	1,160
119	Medicines Co. (The) (a)	3,765
157	MyoKardia, Inc. (a)	1,686

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
Pharmaceuticals — continued
29	Revance Therapeutics, Inc. (a)	512

		7,123

	Total Health Care	81,545

	Industrials — 13.4%
	Aerospace & Defense — 1.7%
567	AAR Corp.	13,194
618	DigitalGlobe, Inc. (a)	10,683
98	Moog, Inc., Class A (a)	4,477
18	National Presto Industries, Inc.	1,482

		29,836

	Air Freight & Logistics — 0.6%
238	Atlas Air Worldwide Holdings, Inc. (a)	10,060

	Airlines — 0.4%
95	Alaska Air Group, Inc.	7,808

	Building Products — 0.5%
280	Gibraltar Industries, Inc. (a)	8,011

	Commercial Services & Supplies — 2.7%
1,656	ACCO Brands Corp. (a)	14,868
95	Ennis, Inc.	1,861
285	Essendant, Inc.	9,110
519	Quad/Graphics, Inc.	6,716
74	VSE Corp.	5,024
397	West Corp.	9,062

		46,641

	Construction & Engineering — 1.7%
212	Argan, Inc.	7,454
160	Comfort Systems USA, Inc.	5,077
348	EMCOR Group, Inc.	16,913

		29,444

	Electrical Equipment — 0.2%
213	General Cable Corp.	2,600
39	LSI Industries, Inc.	462

		3,062

	Machinery — 2.7%
108	AGCO Corp.	5,382
306	Briggs & Stratton Corp.	7,315
405	Douglas Dynamics, Inc.	9,267
227	Federal Signal Corp.	3,013
73	Hurco Cos., Inc.	2,418
79	Hyster-Yale Materials Handling, Inc.	5,228
150	Kadant, Inc.	6,769
335	Mueller Water Products, Inc., Class A	3,312
210	Wabash National Corp. (a)	2,775
24	Watts Water Technologies, Inc., Class A	1,301

		46,780

	Marine — 0.3%
149	Matson, Inc.	5,989

	Professional Services — 1.5%
220	Barrett Business Services, Inc.	6,311
447	FTI Consulting, Inc. (a)	15,884
169	RPX Corp. (a)	1,902
97	TriNet Group, Inc. (a)	1,392

		25,489

	Road & Rail — 0.7%
5	AMERCO	1,822
245	ArcBest Corp.	5,283
57	PAM Transportation Services, Inc. (a)	1,754
211	USA Truck, Inc. (a)	3,975

		12,834

	Trading Companies & Distributors — 0.4%
184	DXP Enterprises, Inc. (a)	3,229
146	MRC Global, Inc. (a)	1,913
159	Titan Machinery, Inc. (a)	1,835

		6,977

	Total Industrials	232,931

	Information Technology — 12.2%
	Communications Equipment — 1.8%
237	Black Box Corp.	3,194
171	Comtech Telecommunications Corp.	3,999
133	InterDigital, Inc.	7,412
182	NETGEAR, Inc. (a)	7,347
779	Polycom, Inc. (a)	8,687

		30,639

	Electronic Equipment, Instruments & Components — 3.4%
562	Benchmark Electronics, Inc. (a)	12,957
62	Coherent, Inc. (a)	5,716
328	Insight Enterprises, Inc. (a)	9,391
69	Sanmina Corp. (a)	1,620
274	Tech Data Corp. (a)	21,058
737	Vishay Intertechnology, Inc.	9,000

		59,742

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Internet Software & Services — 0.6%
590	Bazaarvoice, Inc. (a)	1,859
47	Benefitfocus, Inc. (a)	1,574
267	Blucora, Inc. (a)	1,379
707	EarthLink Holdings Corp.	4,008
434	Monster Worldwide, Inc. (a)	1,415

		10,235

	IT Services — 1.2%
424	Convergys Corp.	11,766
39	EVERTEC, Inc., (Puerto Rico)	548
142	Sykes Enterprises, Inc. (a)	4,276
534	Unisys Corp. (a)	4,109

		20,699

	Semiconductors & Semiconductor Equipment — 2.6%
300	Advanced Energy Industries, Inc. (a)	10,427
248	Alpha & Omega Semiconductor Ltd. (a)	2,941
851	Amkor Technology, Inc. (a)	5,013
472	Cohu, Inc.	5,604
949	Cypress Semiconductor Corp.	8,220
521	FormFactor, Inc. (a)	3,787
233	IXYS Corp.	2,611
85	Ultra Clean Holdings, Inc. (a)	456
1,082	Xcerra Corp. (a)	7,053

		46,112

	Software — 2.6%
69	Aspen Technology, Inc. (a)	2,478
267	EnerNOC, Inc. (a)	1,995
73	Fair Isaac Corp.	7,713
596	Rovi Corp. (a)	12,214
552	Take-Two Interactive Software, Inc. (a)	20,805

		45,205

	Total Information Technology	212,632

	Materials — 3.1%
	Chemicals — 0.7%
143	Intrepid Potash, Inc. (a)	159
20	Minerals Technologies, Inc.	1,160
254	Olin Corp.	4,407
702	Rayonier Advanced Materials, Inc.	6,667

		12,393

	Containers & Packaging — 0.6%
718	Graphic Packaging Holding Co.	9,229
62	Myers Industries, Inc.	801

		10,030

	Metals & Mining — 1.0%
73	Carpenter Technology Corp.	2,502
776	Cliffs Natural Resources, Inc. (a)	2,329
227	Schnitzer Steel Industries, Inc., Class A	4,190
266	Worthington Industries, Inc.	9,477

		18,498

	Paper & Forest Products — 0.8%
144	Domtar Corp.	5,828
248	Schweitzer-Mauduit International, Inc.	7,816

		13,644

	Total Materials	54,565

	Telecommunication Services — 0.5%
	Diversified Telecommunication Services — 0.5%
1,625	Cincinnati Bell, Inc. (a)	6,290
239	Intelsat S.A., (Luxembourg) (a)	602
103	Windstream Holdings, Inc.	788

		7,680

	Wireless Telecommunication Services — 0.0% (g)
40	Spok Holdings, Inc.	691

	Total Telecommunication Services	8,371

	Utilities — 8.0%
	Electric Utilities — 2.2%
338	El Paso Electric Co.	15,521
162	PNM Resources, Inc.	5,449
435	Portland General Electric Co.	17,178
25	Spark Energy, Inc., Class A	445

		38,593

	Gas Utilities — 2.6%
97	AGL Resources, Inc.	6,299
35	Chesapeake Utilities Corp.	2,195
203	Laclede Group, Inc. (The)	13,719
163	Northwest Natural Gas Co.	8,767
52	Piedmont Natural Gas Co., Inc.	3,111
171	Southwest Gas Corp.	11,267

		45,358

	Independent Power & Renewable Electricity Producers — 0.7%
2,285	Atlantic Power Corp.	5,621
132	Ormat Technologies, Inc.	5,444

		11,065

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Multi-Utilities — 1.9%
392	Avista Corp.	15,994
246	NorthWestern Corp.	15,166
59	Unitil Corp.	2,498

		33,658

	Water Utilities — 0.6%
184	American States Water Co.	7,222
127	California Water Service Group	3,383

		10,605

	Total Utilities	139,279

	Total Common Stocks (Cost $1,579,914)	1,712,453

NUMBER OF WARRANTS
Warrant — 0.0%
	Financials — 0.0%
	Consumer Finance — 0.0%
3	Imperial Holdings, Inc., expiring 10/01/19 (Strike Price $10.75) (a) (Cost $—)	—

SHARES
Short-Term Investment — 1.1%
	Investment Company — 1.1%
18,368	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.370% (b) (l) (Cost $18,368)	18,368

	Total Investments — 99.3% (Cost $1,598,282)	1,730,821
	Other Assets in Excess of Liabilities — 0.7%	11,910

	NET ASSETS — 100.0%	$1,742,731

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MARCH 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
171	E-mini Russell 2000	06/17/16	USD	$18,974	$863

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

REIT	—	Real Estate Investment Trust
USD	—	United States Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2016.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$315,327
Aggregate gross unrealized depreciation	(182,788)

Net unrealized appreciation/depreciation	$132,539

Federal income tax cost of investments	$1,598,282

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amount in thousands):

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$148,739	$—	$—		$148,739
Consumer Staples	57,254	—	—		57,254
Energy	62,905	—	461		63,366
Financials	713,771	—	—		713,771
Health Care	81,545	—	—		81,545
Industrials	232,931	—	—		232,931
Information Technology	212,632	—	—		212,632
Materials	54,565	—	—		54,565
Telecommunication Services	8,371	—	—		8,371
Utilities	139,279	—	—		139,279

Total Common Stocks	1,711,992	—	461		1,712,453

Warrants
Financials	—	—	—	(a)	—	(a)
Short-Term Investment
Investment Company	18,368	—	—		18,368

Total Investments in Securities	$1,730,360	$—	$461		$1,730,821

Appreciation in Other Financial Instruments
Futures Contracts	$863	$—	$—		$863

(a)	Value is zero.

There were no transfers between levels 1 and 2 during the period ended March 31, 2016.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/	Robert L. Young
Robert L. Young
President and Principal Executive Officer
May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	Robert L. Young
Robert L. Young
President and Principal Executive Officer
May 26, 2016

By:	/s/	Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
May 26, 2016